                                                      REGISTRATION NOS. 33-20453

                                                                        811-5166
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO.

                     POST-EFFECTIVE AMENDMENT NO. 24   [X]


                             REGISTRATION STATEMENT
                                   UNDER THE
                      INVESTMENT COMPANY ACT OF 1940   [X]


                                AMENDMENT NO. 24

                       (CHECK APPROPRIATE BOX OR BOXES.)
                            ------------------------

                        MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 708-2000

                             FREDERICK C. TEDESCHI
                 VICE PRESIDENT AND CHIEF COUNSEL -- OPERATIONS
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective on May 1, 2000 pursuant to paragraph (a) of Rule 485.

---------------
STATEMENT PURSUANT TO RULE 24f-2


     The Registrant registers an indefinite number or amount of its flexible payment variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for Registrant's fiscal year ending December 31, 1999 will be filed on or before March 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET

                             (REQUIRED BY RULE 495)

                                                PART A
ITEM NO.                                                                      LOCATION
  ---                                                        ------------------------------------------
   1.      Cover Page......................................  Cover Page
   2.      Definitions.....................................  Definitions
   3.      Synopsis........................................  Summary of the Contract
   4.      Condensed Financial Information.................  Condensed Financial Information
   5.      General Description of Registrant, Depositor,
           and Portfolio Companies.........................  MONY Life Insurance Company of America;
                                                             MONY America Variable Account A; The
                                                             Funds; Charges and Deductions
   6.      Deductions and Expenses.........................  Charges and Deductions
   7.      General Description of Variable Annuity
           Contracts.......................................  Payment and Allocation of Purchase
                                                             Payments; Other Provisions
   8.      Annuity Period..................................  Annuity Provisions
   9.      Death Benefit...................................  Death Benefit; Annuity Provisions
  10.      Purchases and Contract Value....................  Payment and Allocation of Purchase
                                                             Payments
  11.      Redemptions.....................................  Surrenders
  12.      Taxes...........................................  Federal Tax Status
  13.      Legal Proceedings...............................  Legal Proceedings
  14.      Table of Contents of Statement of Additional
           Information.....................................  Table of Contents of Statement of
                                                             Additional Information

                                                PART B
  15.      Cover Page......................................  Cover Page
  16.      Table of Contents...............................  Table of Contents
  17.      General Information and History.................  MONY Life Insurance Company of America
  18.      Services........................................  Not Applicable
  19.      Purchases of Securities Being Offered...........  Not Applicable
  20.      Underwriters....................................  Prospectus -- MONY Life Insurance Company
                                                             of America
  21.      Calculation of Performance Data.................  Performance Data
  22.      Annuity Payments................................  Not Applicable
  23.      Financial Statements............................  Financial Statements

                                                PART C

     Information related to the following Items is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
  24.      Financial Statements and Exhibits
  25.      Directors and Officers of the Depositor
  26.      Persons Controlled by or Under Common Control with the Depositor or Registrant
  27.      Number of Contractowners
  28.      Indemnification
  29.      Principal Underwriters
  30.      Location of Accounts and Records
  31.      Management Services
  32.      Undertakings

                                   PROSPECTUS

                               Dated May 1, 2000


             Individual Flexible Payment Variable Annuity Contracts

                                   Issued By

                        MONY America Variable Account A
                     MONY Life Insurance Company of America


MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus. Among the contract's many terms are:


Allocation of Purchase Payments and Surrender Value

- You can tell us what to do with your purchase payments. You can also tell us what to do with the Cash Value your contract may create for you resulting from those purchase payments.

    - You can tell us to place them into a separate account. That separate account is called MONY America Variable Account A.


       - If you do, you can also tell us to place your purchase payments and Cash Values into any or all of 9 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. The subaccounts invest in shares of the following portfolios of the MONY Series Fund, Inc. and Enterprise Accumulation Trust.


    - MONY Series Fund, Inc.

     - Money Market Portfolio, Government Securities Portfolio, Long Term Bond Portfolio and Intermediate Term Bond Portfolio

    - The Enterprise Accumulation Trust

     - Equity Income Portfolio, Managed Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, International Growth Portfolio and High Yield Bond Portfolio

    - You can also tell us to place some or all of your purchase payments and Cash Values into our Guaranteed Interest Account. Our account will pay you a guaranteed interest rate annually, and we will guarantee that those purchase payments and Cash Values will not lose any value, so long as you leave the purchase payments and Cash Values in the Account. Purchase payments and Cash Values you place into the Guaranteed Interest Account become part of our assets.

Living Benefits

    - Annuity Benefits

     - This contract is designed to pay to you the Cash Value in periodic installments.

    - Cash Value Benefits

       - You may ask for some or all of the contract's Cash Value at any time. If you do, we may deduct a surrender charge.

Death Benefit

- We will pay a death benefit to your beneficiary upon the death of the person you name as annuitant before the annuity commencement date.

Fees and Charges

- The contract allows us to deduct certain charges from the surrender value. These charges are detailed in this prospectus.

STATEMENT OF ADDITIONAL INFORMATION


A Statement of Additional Information dated May 1, 2000 containing additional information about the Contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown on the request form on page 42 of this prospectus or by telephoning 1-800-487-6669. The Table of Contents of the Statement of Additional Information can be found on page 42 of this prospectus.


This prospectus is not an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction where such may not be lawfully made.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus contains basic information that you should know before investing. It comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, the Guaranteed Interest Account and MONY Life Insurance Company of America. You should read these prospectuses carefully and keep them for future reference.

                     MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Summary of the Contract.....................................  1
  Purpose of the Contract...................................  1
  Purchase Payments and Cash Values.........................  1
  MONY America Variable Account A...........................  2
  Guaranteed Interest Account...............................  2
  Minimum Purchase Payments.................................  2
  Transfer of Cash Values...................................  2
  Surrender.................................................  3
  Charges and Deductions....................................  3
  Right to Return Contract Provision........................  3
  Death Benefit.............................................  3
Detailed Information About the Company
  and MONY America Variable Account A.......................  9
  MONY Life Insurance Company of America....................  9
  Year 2000 Issue...........................................  9
  MONY America Variable Account A...........................  11
The Funds...................................................  13
  MONY Series Fund Inc. ....................................  14
  Enterprise Accumulation Trust.............................  14
  Purchase of Portfolio Shares by MONY America Variable
     Account A..............................................  16
  Guaranteed Interest Account...............................  17
Detailed Information About the Policy.......................  17
  Payment and Allocation of Purchase Payments...............  17
Surrenders..................................................  23
Death Benefit...............................................  25
  Death Benefit Provided by the Contract....................  25
  Election and Contract Date of Election....................  25
  Payment of Death Benefit..................................  25
Charges and Deductions......................................  26
  Deductions from Purchase Payments.........................  26
  Charges Against Cash Value................................  26
Annuity Provisions..........................................  30
  Annuity Payments..........................................  30
  Election and Change of Settlement Option..................  31
  Settlement Options........................................  31
  Frequency of Annuity Payments.............................  32
  Additional Provisions.....................................  32
Other Provisions............................................  32
  Ownership.................................................  32
  Provision Required by Section 72(s) of the Code...........  33
  Provision Required by Section 401(a)(9) of the Code.......  34
  Contingent Annuitant......................................  34
  Assignment................................................  35
  Change of Beneficiary.....................................  35
  Substitution of Securities................................  35

                                                              PAGE
                                                              ----
  Modification of the Contracts.............................  36
  Change in Operation of MONY America Variable Account A....  36
Voting Rights...............................................  36
Distribution of the Contracts...............................  37
Federal Tax Status..........................................  38
  Introduction..............................................  38
  Tax Treatment of the Company..............................  38
  Taxation of Annuities in General..........................  38
  Annuity Contracts Governed by Section 403(b) of the
     Code...................................................  39
  Retirement Plans..........................................  40
Special Exchange Offer......................................  40
Performance Data............................................  40
Additional Information......................................  41
Legal Proceedings...........................................  42
Financial Statements........................................  42

                            SUMMARY OF THE CONTRACT

     This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your contract. This summary and the entire prospectus will describe the part of the contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account And the portfolios offered by MONY Series Fund, Inc. and Enterprise Accumulation Trust. More detailed information about the Guaranteed Interest Account is contained in the prospectus attached to this prospectus and in your contract. More detailed information about the portfolios offered by MONY Series Fund, Inc. and Enterprise Accumulation Trust is contained in the prospectus attached to this prospects.

                                  DEFINITIONS

THIS PROSPECTUS CONTAINS SOME SPECIALIZED TERMS. WE HAVE DEFINED SPECIALIZED TERMS ON THE PAGE WHERE THEY FIRST APPEAR. THE DEFINITIONS WILL APPEAR ON THE PAGE IN A BOX LIKE THIS ONE.

PURPOSE OF THE CONTRACT

     The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

     The Contract is designed to allow an Contractholder to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the Contractholder's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account. Those purchase payments can accumulate for a period of time and create Cash Values for the Contractholder. The Contractholder can chose the length of time that such purchase payments may accumulate. The Contractholder may chose at some point in the future to receive annuity benefits based upon those accumulated Cash Values.

     An Contractholder may use the Contract's design to accumulate Cash Values for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403, 408, and 457 of the Internal Revenue Code (the "Code").

QUALIFIED PLANS -- Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 457 of the Internal Revenue Code.

QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.

     The Contract is also designed to allow the Contractholder to request payments of part or all of the accumulated Cash Values before the Contractholder begins to receive annuity benefits. This payment may result in the imposition of a surrender charge. It may also be subject to income and other taxes.


     "An endorsement is available on or after June 1, 2000 for all contracts issued in the State of Florida which will amend this Contract to provide benefits, features, charges and major provisions as described in the current MONY Custom Master prospectus and any amendments to it."


PURCHASE PAYMENTS AND CASH VALUES

     The purchase payments you make for the Contract are received by the Company. Currently those purchase payments are not subject to taxes imposed by the United States Government or any state or local government.

     You may allocate your purchase payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The purchase payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the purchase payments you make will not lose value.

     Purchase payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.

MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

     The subaccounts of MONY America Variable Account A invest in shares of MONY Series Fund, Inc. and The Enterprise Accumulation Trust (collectively called the "Funds") at their net asset value. (See "The Funds" at page 13). Contractholder bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

CONTRACTHOLDERS -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Contractholder. A collateral assignee is not the Contractholder.

PURCHASE PAYMENT (PAYMENT) -- An amount paid to the Company by the Contractholder or on the Contractholder's behalf as consideration for the benefits provided by the Contract.

GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is part of the Company's general account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account" at page 16.)

CASH VALUE -- The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

VALUATION DATE -- Each day that the New York Stock Exchange is open for trading.

MINIMUM PURCHASE PAYMENTS


     The minimum purchase payment for individuals varies depending upon the purchaser of the contract and the method of paying the purchase payments. See "Payment and Allocation of Payment" on page 17.


     Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract" at page 17.) The Company may change any of these requirements in the future.

TRANSFER OF CASH VALUES

     You may transfer Cash Value among the subaccounts and to or from the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed, and received by the

Company at its Operations Center located at 1 MONY Plaza, Syracuse, New York 13202. See "Transfers", page 21.

SURRENDER

     You may surrender all or part of the Contract at any time and receive its surrender value while the annuitant is alive prior to the annuity commencement date. We may impose a surrender charge. The amounts you receive upon surrender may be subject to income taxes. (See "Federal Tax Status" at page 37.)

CHARGES AND DEDUCTIONS

     The Contract provides for the deduction of various charges and expenses from the Cash Value of the Contract. These deductions are summarized in the table on pages 25 and discussed in greater detail beginning on page 26.

NON-QUALIFIED CONTRACTS -- Contracts issued under Non-Qualified Plans.

NON-QUALIFIED PLANS -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.

RIGHT TO RETURN CONTRACT PROVISION

     You have the right to examine the Contract when you receive it. You may return the Contract for any reason within ten days from the day you receive it. You will receive a full refund of the purchase payments received by the Company. During the Free Look Period, purchase payments will be retained in the Money Market Subaccount of Variable Account A.

DEATH BENEFIT

     If the Annuitant (and the Contingent Annuitant, if any) dies before the date the annuity payments start, the Company will pay a death benefit to the Beneficiary. Under certain circumstances, an Enhanced Death Benefit may be payable. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death Benefit" at page 24.)

ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

CONTINGENT ANNUITANT -- The party designated by the Contractholder to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Contingent Annuitant.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                        MONY AMERICA VARIABLE ACCOUNT A

               TABLE OF FEES FOR THE YEAR ENDED DECEMBER 31, 1999



CONTRACTHOLDER TRANSACTION EXPENSES:
Maximum Deferred Sales Load (Surrender Charge)
  (as a percentage of amount surrendered)...................         7%*

MAXIMUM ANNUAL CONTRACT CHARGE..............................   $    30**

MAXIMUM TRANSFER CHARGE.....................................   $    25**

SEPARATE ACCOUNT ANNUAL EXPENSES:
Maximum Mortality and Expense Risk Fees.....................      1.25%***
Total Separate Account Annual Expenses......................      1.25%***


---------------


  * The Surrender Charge percentage, which reduces to zero as shown in the table on page 28, is determined by the number of Contract Anniversaries since a purchase payment was received. The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. See "Charges against Cash Value -- Guaranteed Free Surrender Amount" at page 29.



 ** For Non-Qualified Contracts the Annual Contract Charge is currently $30. For
    Qualified Contracts (other than those issued for IRA and SEP-IRA) the Annual Contract Charge is $15 per contract year. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per contract year. See "Charges Against Cash Value -- Annual Contract Charge", at page 26. The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer, which will not exceed $25. See "Charges Against Cash Value -- Transfer Charge" at page 27.



*** The Mortality and Expense Risk charge is deducted daily equivalent to a current annual rate of 1.25 percent from the value of the net assets of the Separate Account.


ANNUAL EXPENSES OF MONY SERIES FUND, INC. AND THE ENTERPRISE ACCUMULATION TRUST:


                             MONY SERIES FUND, INC.



              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999


                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                                                     GOVERNMENT
                                                INTERMEDIATE TERM     LONG TERM      SECURITIES   MONEY MARKET
                                                 BOND PORTFOLIO     BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                -----------------   --------------   ----------   ------------
Expenses......................................        0.07%              0.05%          0.08%         0.04%
Management Fees...............................        0.50%              0.50%          0.50%         0.40%
Total Annual Expenses.........................        0.57%              0.55%          0.58%(1)      0.44%


---------------


(1) Expenses do not include custodial credits. With custodial credits, expenses would have been 0.57%.


                         ENTERPRISE ACCUMULATION TRUST


              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                             SMALL                                    HIGH
                                                            COMPANY                INTERNATIONAL     YIELD
                                                EQUITY       VALUE      MANAGED       GROWTH          BOND
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               ---------   ---------   ---------   -------------   ---------
Expenses.....................................    0.04%       0.04%       0.04%         0.16%         0.09%
Management Fees..............................    0.78%       0.80%       0.72%         0.85%         0.60%
Total Accumulation Trust Annual Expenses.....    0.82%       0.84%       0.76%         1.01%         0.69%

     The purpose of the Table of Fees beginning on page 5 is to assist the Contractholder in understanding the various costs and expenses that the Contractholder will bear, directly or indirectly. The table reflects the expenses of the separate account as well as of MONY Series Fund, Inc. and Enterprise Accumulation Trust. MONY Series Fund, Inc. and the Enterprise Accumulation Trust have provided information relating to their respective operations. The expenses borne by the Separate Account are explained under the caption "Charges and Deductions" at page 25 of this Prospectus. The expenses borne by the MONY Series Fund, Inc. are explained under the caption "Management of the Fund" at page 15 of the accompanying prospectus for MONY Series Fund, Inc.. The expenses borne by the Enterprise Accumulation Trust assume that the expense reimbursements in effect on and after May 1, 1990 for the Equity, Small Company Value, and Managed Portfolios which limit the total annual expenses to 1.00% of average net assets and expense reimbursements which, on and after November 16, 1994 (commencement of operations), limit the total annual expenses of the International Growth Portfolio to 1.55% of average net assets and the High Yield Bond Portfolio to .85% of average net assets, will continue throughout the period shown and are explained under the caption "Portfolio Management" at page 19 of the accompanying prospectus for the Accumulation Trust. Effective on and after May 1, 1996 and at least through April 1, 1999, as a part of the increase in investment advisory fees, the investment adviser has agreed to reimburse the Accumulation Trust for expenses which exceed .95% of the average daily net assets of the Equity, Small Company Value, and Managed Portfolios of the Trust. The table does not reflect income taxes or penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

EXAMPLE

     If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                              AFTER     AFTER     AFTER     AFTER
                         SUBACCOUNT                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                         ----------                           ------   -------   -------   --------
MONY Money Market...........................................   $81      $109      $140       $207
MONY Intermediate Bond......................................   $82      $113      $147       $221
MONY Long Term Bond.........................................   $82      $112      $145       $219
MONY Government Securities..................................   $82      $113      $147       $222
Enterprise Equity...........................................   $85      $120      $159       $247
Enterprise Small Company Value..............................   $85      $121      $160       $249
Enterprise Managed..........................................   $84      $119      $156       $241
Enterprise International Growth.............................   $86      $126      $169       $267
Enterprise High Yield.......................................   $83      $116      $152       $234



     If you annuitize at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                              AFTER     AFTER     AFTER     AFTER
                         SUBACCOUNT                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                         ----------                           ------   -------   -------   --------
MONY Money Market...........................................   $81      $109      $ 95       $207
MONY Intermediate Bond......................................   $82      $113      $102       $221
MONY Long Term Bond.........................................   $82      $112      $101       $219
MONY Government Securities..................................   $82      $113      $103       $222
Enterprise Equity...........................................   $85      $120      $115       $247
Enterprise Small Company Value..............................   $85      $121      $116       $249
Enterprise Managed..........................................   $84      $119      $112       $241
Enterprise International Growth.............................   $86      $126      $125       $267
Enterprise High Yield.......................................   $83      $116      $108       $234

     If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                              AFTER     AFTER     AFTER     AFTER
                         SUBACCOUNT                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                         ----------                           ------   -------   -------   --------
MONY Money Market...........................................   $18       $55      $ 95       $207
MONY Intermediate Bond......................................   $19       $59      $102       $221
MONY Long Term Bond.........................................   $19       $59      $101       $219
MONY Government Securities..................................   $19       $60      $103       $222
Enterprise Equity...........................................   $22       $67      $115       $247
Enterprise Small Company Value..............................   $22       $68      $116       $249
Enterprise Managed..........................................   $21       $65      $112       $241
Enterprise International Growth.............................   $24       $73      $125       $267
Enterprise High Yield.......................................   $20       $63      $108       $234



     The examples above should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. All Variable Account expenses as well as portfolio company (the Funds) expenses, are reflected in the examples. Expense reimbursements are reflected only in years where there is a contractual obligation in effect. Not reflected in the examples which assume surrender at the, end of each time period are income taxes and penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

                        CONDENSED FINANCIAL INFORMATION

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                            ACCUMULATION UNIT VALUES

                                                             UNIT VALUE
                                                        ---------------------
                                            DEC. 31,    DEC. 31,    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
         SUBACCOUNT            INCEPTION*     1990        1991        1992         1993         1994         1995         1996
         ----------            ----------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
Equity.......................    $10.00        $11.87      $15.40      $17.94       $19.11       $19.60       $26.82       $33.18
Small Company Value..........     10.00         10.61       15.53       18.64        22.01        21.73        24.11        26.49
Intermediate Term Bond.......     10.00         11.99       13.66       14.43        15.37        14.95        16.95        17.36
Long Term Bond...............     10.00         12.32       14.32       15.39        17.36        16.09        20.68        20.36
Managed......................     10.00         12.96       18.71       21.93        23.91        24.22        35.17        42.90
Money Market.................     10.00         12.10       12.64       12.91        13.11        13.45        14.03        14.57
Government Securities........     10.00            --          --          --           --        10.04        11.00        11.25
International Growth.........     10.00            --          --          --           --         9.91        11.22        12.48
High Yield Bond..............     10.00            --          --          --           --        10.05        11.54        12.88


                                DEC. 31,     DEC. 31,    DEC. 31,
         SUBACCOUNT               1997         1998        1999
         ----------            ----------   ----------   ---------
Equity.......................      $41.22       $44.74
Small Company Value..........       37.77        40.90
Intermediate Term Bond.......       18.47        19.60
Long Term Bond...............       22.81        24.81
Managed......................       52.75        56.24
Money Market.................       15.15        15.75
Government Securities........       11.91        12.57
International Growth.........       12.98        14.72
High Yield Bond..............       14.42        14.76


                                                    UNITS OUTSTANDING
                                            ---------------------------------
                                            DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                SUBACCOUNT                    1990        1991        1992        1993         1994         1995         1996
                ----------                  ---------   ---------   ---------   ---------   ----------   ----------   ----------
Equity....................................    724,942     932,249   1,556,288   2,956,822    3,865,965    5,426,511    8,212,227
Small Company Value.......................    205,615     549,782   1,476,360   4,249,653    5,924,266    6,055,472    6,346,453
Intermediate Term Bond....................    224,861     335,862     673,719   1,673,790    1,753,781    1,806,518    1,916,050
Long Term Bond............................    409,738     618,029   1,193,954   2,673,790    2,245,807    2,477,643    2,506,531
Managed...................................  2,732,585   4,291,015   9,199,182   18,964,250  24,924,610   31,540,233   39,371,381
Money Market..............................  1,324,393   1,570,127   2,718,704   3,698,103    5,304,884    6,504,679    8,278,977
Government Securities.....................         --          --          --          --       17,347      679,711    1,269,214
International Growth......................         --          --          --          --      208,202    1,456,982    3,610,923
High Yield Bond...........................         --          --          --          --        6,870    1,194,315    2,361,710


                                             DEC. 31,     DEC. 31,     DEC. 31,
                SUBACCOUNT                     1997         1998         1999
                ----------                  ----------   ----------   ----------
Equity....................................  10,706,757   11,629,793
Small Company Value.......................   8,401,211    8,392,405
Intermediate Term Bond....................   1,941,792    2,414,529
Long Term Bond............................   2,645,732    4,000,596
Managed...................................  43,843,754   41,556,499
Money Market..............................   8,585,010   18,280,159
Government Securities.....................   1,761,542    3,591,602
International Growth......................   5,021,078    4,954,694
High Yield Bond...........................   4,081,656    5,868,866


---------------
* MONY America Variable Account A commenced operations on November 25, 1987. The Intermediate Term Bond, Long Term Bond, and Money Market Subaccounts became available for allocation on that date, however, only the Money Market Subaccount had operations in 1987. The Equity, Small Company Value, and Managed Subaccounts became available for allocation on August 1, 1988. The Government Securities, International Growth, and High Yield Bond Subaccounts first became available for allocation on November 16, 1994.

      The following chart may help you understand how the contract works:

[MONY FLOW CHART]

                     DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT A

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.


     The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization does not have any material effect on the Company, MONY America Variable Account A, or the contract.



     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.



YEAR 2000 ISSUE



  State of Readiness



     The Company has a service agreement with MONY whereby MONY provides services and equipment including computer and information systems to the Company to conduct its business.



     In 1996, the Company in conjunction with MONY and affiliates (hereafter collectively referred to as "MONY and its subsidiaries") initiated a formal Year 2000 Project (the "Project") to resolve the Year 2000 issue. The scope of the Project was identified, and funding was established.



     The scope of the Company's Project included: ensuring the compliance of all applications, operating systems and hardware on mainframe, PC and local area network ("LAN") platforms; ensuring the compliance of voice and data network software and hardware; addressing issues related to non-IT systems in buildings, facilities and equipment which may contain date logic in embedded chips; and addressing the compliance of key vendors and other third parties. Each system is tested using a standard testing methodology which includes unit testing, baseline testing, and future date testing. Future date testing includes critical dates near the end of 1999 and into the year 2000.



     At December 31, 1999, all of MONY and its subsidiaries' existing application systems had been remediated, current date tested and future date tested. Newly acquired applications and new releases of software packages were tested in 1999 as implemented.



     In late 1998 and early 1999, the Company contracted with a consulting firm to perform an Independent Validation and Verification ("IV&V") of the Year 2000 remediation of selected critical applications. The results of the IV&V indicated that the Company's remediation and testing processes were highly effective and had achieved a high level of compliance.



     All of the operating systems, systems software, and hardware for mainframe, PC and LAN platforms are deemed compliant based on information supplied by vendors verbally, in writing, or on the vendor's Internet site. Essentially all critical hardware and software were compliant and tested by December 31, 1998. The few remaining items were resolved and tested prior to December 31, 1999. We continue to monitor for Year 2000 compliance in 2000 as applications, systems software and hardware are upgraded or replaced. All critical non-IT systems had been remediated as of December 31, 1999, and ongoing monitoring for year 2000 compliance will continue in 2000.

     As part of the Project, we identified and contacted significant service and information providers, external vendors, suppliers, and other third parties (including telecommunication, electrical, security, and HVAC systems) that we believe will be critical to business operations after January 1, 2000. Procedures have been undertaken to ascertain with reasonable certainty their current and reasonably anticipated states of Year 2000 readiness through questionnaires, compliance letters, interviews, on-site visits, and other available means. We will continue to monitor and evaluate the progress of our suppliers and customers on this matter in 2000.



  Costs



     The total cost of the Year 2000 Project was $2.4 million. The total amount expended on the Project during 1999, 1998, and 1997 were $0.6 million, $1.4 million, and $0.4 million, respectively. These amounts also include costs associated with the development of contingency plans. The Company does not expect to incur any future material costs on the Year 2000 Project.



  Risks



     The Company has not experienced any material (or significant) Year 2000 related problems post-December 31, 1999 with its operations or with any external parties with which business is conducted. However, there is still the possibility that future Year 2000 related failures in the Company's systems or equipment and/or failure of external parties to achieve Year 2000 compliance could affect the distribution and sale of the life insurance, annuity and investment products and could have a material adverse effect on the Company's consolidated financial position and results of its operations.



  Contingency Plans



     The Company retained outside consultants to assist in the development of Business Continuity Plans ("BCP"), which include identification of third party service providers, information systems, equipment, facilities and other items which are mission-critical to the operation of the business. In conjunction with this effort, the Company developed a Year 2000 Contingency Plan (the "Contingency Plan") to address Y2K related failures of third parties, among other factors that are critical to the ongoing operation of the business. The Contingency Plan provides alternate means of processing critical work and services, as well as a methodology for selection and retention of alternate service providers, vendors, and suppliers, if necessary. Additional maintenance and refinement of BCP will continue in 2000, as other critical Year 2000 dates approach (such as February 29, 2000). The Company believes that due to the pervasive and evolving nature of potential Year 2000 issues, the contingency planning process is an ongoing one that will require further modifications as the Company obtains additional information regarding the status of third party Year 2000 readiness.


MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the general Account Assets and other separate accounts of the Company.

     The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. All obligations under the contract are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account A proceeds from various contract charges applicable to those assets. From time to time, any such additional assets may be transferred in cash to the Company's General Account.

     MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. This does not involve any supervision by the SEC or the management or investment policies or practices of MONY America Variable Account A. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.


     MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of MONY Series Fund, Inc or the Enterprise Accumulation Trust. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts of MONY America Variable Account A. Future subaccounts may invest in other portfolios of the Funds or in other securities. MONY Series Fund, Inc. has a total of seven portfolios. Only four of the seven portfolios are available to you.


     The following table lists the subaccounts of MONY America Variable Account A that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:


   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   THE MONEY MARKET SUBACCOUNT                   Seeks to maximize current income
                                                 consistent with preservation of capital
   This subaccount purchases shares of the       and maintenance of liquidity by investing
   MONY Series Fund, Inc. Money Market           primarily in high quality, short-term
   Portfolio.                                    money market instruments.
   --------------------------------------------------------------------------------------------

   THE GOVERNMENT SECURITIES SUBACCOUNT          Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   This subaccount purchases shares of the       and other obligations either issued or
   MONY Series Fund, Inc. Government             guaranteed by the U.S. Government, its
   Securities Portfolio.                         agencies or instrumentalities, together
                                                 having a dollar-weighted average maturity
                                                 between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   THE INTERMEDIATE TERM BOND SUBACCOUNT         Seeks to maximize income and capital
                                                 appreciation over the intermediate term by
   This subaccount purchases shares of the       investing in highly rated fixed income
   MONY Series Fund, Inc. Intermediate Term      securities issued by a diverse mix of
   Bond Portfolio.                               corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset backed
                                                 securities, together having a
                                                 dollar-weighted average life of between 4
                                                 and 8 years.
   --------------------------------------------------------------------------------------------

   THE LONG TERM BOND SUBACCOUNT                 Seeks to maximize income and capital
                                                 appreciation over the longer term by
   This subaccount purchases shares of the       investing in highly-rated fixed income
   MONY Series Fund, Inc. Long Term Bond         securities issued by a diverse mix of
   Portfolio.                                    corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset backed
                                                 securities, together having a
                                                 dollar-weighted average life of more than
                                                 8 years.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   THE EQUITY SUBACCOUNT                         Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   This subaccount purchases shares of the       of companies that meet the portfolio
   Enterprise Accumulation Trust Equity          manager's criteria of high return on
   Portfolio.                                    investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   THE MANAGED SUBACCOUNT                        Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   This subaccount purchases shares of the       common stocks, bonds and cash equivalents,
   Enterprise Accumulation Trust Managed         the percentage of which vary over time
   Portfolio.                                    based on the investment manager assessment
                                                 of economic and market trends and its
                                                 perception of the relative investment
                                                 values available from such types of
                                                 securities at any given time.
   --------------------------------------------------------------------------------------------

   THE SMALL COMPANY VALUE SUBACCOUNT            Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   This subaccount purchases shares of the       small capitalization companies that the
   Enterprise Accumulation Trust Small           portfolio manager believes are
   Company Value Portfolio.                      undervalued -- that is the stock's market
                                                 price does not fully reflect the company's
                                                 value.
   --------------------------------------------------------------------------------------------

   THE INTERNATIONAL GROWTH SUBACCOUNT           Seeks capital appreciation by investing
                                                 primarily in a diversified portfolio of
   This subaccount purchases shares of the       non-United States equity securities that
   Enterprise Accumulation Trust                 the portfolio manager believes are
   International Growth Portfolio.               undervalued.
   --------------------------------------------------------------------------------------------

   THE HIGH YIELD BOND SUBACCOUNT                Seeks maximum current income by primarily
                                                 investing in high yield, income-producing
   This subaccount purchases shares of the       U.S. corporate bonds rated B3 or better by
   Enterprise Accumulation Trust High Yield      Moody's Investor Service, Inc. or B- or
   Bond Portfolio.                               better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating payments to this subaccount.
   --------------------------------------------------------------------------------------------


                                   THE FUNDS

     Each available subaccount of MONY America Variable Account A will invest only in the shares of the designated portfolio of MONY Series Fund, Inc. or The Enterprise Accumulation Trust (collectively called the "Funds"). The Funds are registered with the SEC under the 1940 Act as open-end diversified management investment companies. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. The Funds, or either of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law.

MONY SERIES FUND, INC.

     Only shares of four of the seven portfolios of MONY Series Fund, Inc. can be purchased by a subaccount available to you. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company serves as investment adviser to MONY Series Fund, Inc. It paid all expenses associated with organizing MONY Series Fund, Inc. when the Fund was organized in 1985. Those expenses included the costs of the initial registration of its securities. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers, and employees who are affiliated in some way with the Company. MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as an investment adviser, the Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to MONY Series Fund, Inc., the Company receives a daily investment advisory fee for each portfolio (see chart below). Fees are deducted daily and paid to the Company monthly.

     The following table describes the portfolios available and their respective investment advisers and the investment advisory fees:


--------------------------------------------------------------------------------------------
                 PORTFOLIO                                INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

  LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

  INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

  MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% of assets in excess of $800 million of
                                                the portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------


ENTERPRISE ACCUMULATION TRUST


     Enterprise Accumulation Trust has a number of portfolios, the shares of some of which can be purchased by the subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of MONY Life Insurance Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information about the sub-advisers for each portfolio, see page 19 of the Enterprise Accumulation Trust prospectus which accompanies this prospectus. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The sub-investment adviser and daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the table below:


------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO                    Annual rate of 0.80% of the     Annual rate of 0.40% up to
                                      first $400 million, 0.75% of    $1 billion, and 0.30% in
  TCW Investment Management Company   the next $400 million and       excess of $1 billion of the
  is the sub-investment adviser.      0.70% in excess of $800         portfolio's average daily
                                      million of the portfolio's      net assets.
                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  MANAGED PORTFOLIO                   Annual rate of 0.80% of the     OpCap Advisors' fee for the
                                      first $400 million, 0.75% of    assets of the portfolio it
  OpCap Advisors and Sanford C.       the next $400 million and       manages is an annual rate of
  Bernstein & Co., Inc. are the       0.70% in excess of $800         0.40% up to $1 billion,
  co-sub-investment advisers.         million of the portfolio's      0.30% from $1 billion to $2
                                      average daily net assets.       billion, and 0.25% in excess
                                                                      of $2 billion of the
                                                                      portfolio's average daily
                                                                      net assets. Sanford C.
                                                                      Bernstein & Co., Inc.'s fee
                                                                      for the assets of the
                                                                      portfolio it manages is an
                                                                      annual rate of 0.40% up to
                                                                      $10 million, 0.30% from $10
                                                                      million to $50 million,
                                                                      0.20% from $50 million to
                                                                      $100 million, and 0.10% in
                                                                      excess of $100 million of
                                                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO       Annual rate of 0.80% of the     Annual rate of 0.40% of the
                                      first $400 million, 0.75% of    first $1 billion and 0.30%
  Gabelli Asset Management, Inc. is   the next $400 million and       in excess of $1 billion of
  the sub-investment adviser.         0.70% in excess of $800         the portfolio's average
                                      million of the portfolio's      daily net assets.
                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  HIGH YIELD BOND PORTFOLIO           Annual rate of 0.60% of the     Annual rate of 0.30% of the
                                      portfolio's average daily       first $100 million and 0.25%
  Caywood Scholl Capital Corporation  net assets.                     in excess of $100 million of
  is the sub-investment adviser.                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  INTERNATIONAL GROWTH PORTFOLIO      Annual rate of 0.85% of the     Annual rate of 0.40% of the
                                      portfolio's average daily       first $100 million, 0.35% of
  Vontobel USA Inc. is the            net assets.                     $100 million to $200
  sub-investment adviser.                                             million, 0.30% of $200
                                                                      million to $500 million and
                                                                      0.25% in excess of $500
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------


     The investment objectives of each portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

          (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

          (2) More than 50% of the outstanding portfolio shares.

     Each Contractholder should periodically review their allocation of purchase payments and Surrender Values among the subaccounts and the guaranteed interest account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the accompanying prospectus for each of the Funds. The prospectus for each of the Funds should be read together with this prospectus.

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

     - Collect charges under the Contracts.

     - Pay Surrender Value on full surrenders of the Contracts.

     - Fund partial surrenders.

     - Provide benefits under the Contracts.

     - Transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account as requested by Contractholders.

     Any dividend or capital gain distribution received from a portfolio of a Fund will be:

     - Reinvested immediately at net asset value in shares of that portfolio.

     - Kept as assets of the corresponding subaccount.

SURRENDER VALUE -- The Contract's Cash Value, less (1) any applicable Surrender Charge, (2) and any applicable Annual Contract Charge.

     The Board of Directors of MONY Series Fund, Inc. and the Board of Trustees of The Enterprise Accumulation Trust monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Contractholders and variable life insurance Contractholders. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing conflicts to the

Directors and Trustees of each of the Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

     Crediting of Interest. Net purchase payments allocated by a Contractholder to the Guaranteed Interest Account will be credited with interest at a rate declared by us. We guarantee that the rate will not be less than 4% (0.010746% compounded daily). For Contracts issued on and after May 1, 1994 (or on or after such later date as approval required in certain states is obtained), the rate declared by us is guaranteed not to be less than 3.5% (0.009426%, compounded daily). Each interest rate we declare will apply to all net purchase payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Initial net purchase payments allocated to the Guaranteed Interest Account will be credited with interest at the rate in effect for the date on which, (1) the Contract is issued (and the funds transferred into the Money Market Subaccount) and (2) from and after the date on which the Free Look Privilege expires on all funds transferred from the Money Market Subaccount to the Guaranteed Interest Account. Amounts may be withdrawn from the Guaranteed Interest Account as a result of:

     - Transfer

     - Partial surrender

     - Any charge imposed in accordance with the Contract

Such withdrawals will be considered to be withdrawals of amounts (and any interest credited thereon) most recently credited to the Guaranteed Interest Account.

     Prior to the expiration of the period for which a particular interest rate was guaranteed, we will declare a renewal interest rate. The renewal interest rate will be effective for the succeeding period we determine.

     The Guaranteed Interest Account is described in greater detail in a separate prospectus attached to this prospectus for your convenience.

                     DETAILED INFORMATION ABOUT THE POLICY

     The Cash Value in MONY America Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Cash Value, particularly the Cash Value in MONY America Variable Account A. Attached to this prospectus is a prospectus describing the Guaranteed Interest Account and its various features, charges and major provisions.


     "An endorsement is available on or after June 1, 2000 for all contracts issued in the State of Florida which will amend this Contract to provide benefits, features, charges and major provisions as described in the current MONY Custom Master prospectus and any amendments to it."


PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

  Issuance of the Contract

     Individuals who want to buy a Contract must:

          (1) Complete an application.

          (2) Personally deliver the application to:

             (a) A licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or

             (b) A registered representative of a broker dealer which had been authorized by MSC to sell the Contract.

          (3) Pay the minimum initial purchase payment.

     The minimum purchase payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum purchase payment for each situation.

-------------------------------------------------------------------------------------------------------
                     USE OF CONTRACT OR
             METHOD OF MAKING PURCHASE PAYMENT                      MINIMUM PURCHASE PAYMENT
-------------------------------------------------------------------------------------------------------
    Individual retirement accounts and annuities under    $2,000
    Section 408 of the Code (other than Simplified
    Employee Pensions)
-------------------------------------------------------------------------------------------------------
    Non-Qualified Plans                                   $2,000
-------------------------------------------------------------------------------------------------------
    H.R. 10 plans (self-employed individuals' retirement  $600 plans under 401 or 403 (c) of the Code), certain
    corporate or association retirement plans,
    Simplified Employee Pensions under Section 408 of
    the Code
-------------------------------------------------------------------------------------------------------
    Annuity purchase plans sponsored by certain           $600
    tax-exempt organizations, governmental entities, or
    public school systems under Section 403(b) of the
    Code, and deferred compensation plans under Section
    457 of the Code
-------------------------------------------------------------------------------------------------------
    Payroll deduction and automatic checking account      Annualized rate of $600 (i.e., $600 per year,
    withdrawal plans                                      $300 semiannually, $150 quarterly or $50 per
                                                          month)
-------------------------------------------------------------------------------------------------------
    Government Allotment Plans                            $50 per month
-------------------------------------------------------------------------------------------------------


     Effective January 1, 1989, the Contracts offered by this Prospectus have been withdrawn from sale in connections with Qualified Plans which intend to qualify for federal income tax advantages available under Section 403(b) of the Code.


GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.

Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50.

     The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that
Payment:

          (1) Cumulative Purchase Payments made under any one or more Contracts held by the Contract Contractholder, less

          (2) The amount of any prior partial surrenders and their Surrender Charges, exceed

          (3) $1,500,000.

     The Company reserves the right to reject an application for any reason permitted by law.

CONTRACT DATE -- The date the contract begins as shown in the Contract.

     Net Purchase Payments received before the Contract Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

          (1) The Contract is issued by the Company, and

          (2) The Contract is accepted by the Contractholder.

No interest will be paid if the Contract is not issued or if it is declined by the Contractholder. Net Purchase Payments will be held in the Money Market Subaccount of MONY America Variable Account A if:

          (1) The application is approved,

          (2) The Contract is issued, and

          (3) The Contractholder accepts the Contract.

These amounts will be held in that Account pending end of the Free Look Period.
(See "Free Look Privilege" on page   .) Interest will be credited on amounts
held in the General Account beginning on the date the amounts are received. Amounts are received on the day of actual receipt at the Company's Operation Center. The prospective buyer will be told the reasons for the delay, the initial Purchase Payment will be returned in full and the application declined if:

          (1) The application is not complete when received, and

          (2) The application is not completed within 5 days.

The application will not be declined if the prospective buyer consents to the Company's keeping the Purchase Payment until the application is completed.

  Free Look Privilege

     The Contractholder may return the Contract within 10 days of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded (except for contracts entered into in the Commonwealth of Pennsylvania) is equal to the greater of:

          (1) All purchase payments; and

          (2) (a)Cash Value of the contract (as of the date received at the Home Office or, if returned by mail, after being postmarked, properly addressed and postage prepaid) plus (b) any deductions from purchase payments (i.e. taxes for annuity considerations deducted, mortality and expense risk charges deducted in determining Unit value of MONY America Variable Account A, and asset charges deducted in determining the share value of the Funds).

The amount to be refunded for contracts entered into in the Commonwealth of Pennsylvania is described in (2) above.

  Allocation of Payments and Cash Value

     Allocation of Payments. On the application, the Contractholder may allocate Net Purchase Payments to the subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the Money Market Subaccount of MONY America Variable Account A if they are received before the end of the Free Look Period. The Net Purchase Payments will initially be allocated to the Money Market Subaccount beginning on the later of:

          (1) The Contract Date of the Contract, and

          (2) The date the Payment is received at the Company's Operations
     Center.

     Net Purchase Payments will continue to be allocated to that subaccount until the Free Look Period expires (See "Free Look Privilege" above.) After the Free Look Period has expired and the correct and complete allocation notification has been received, the Contract's Cash Value will automatically be transferred to MONY America Variable Account A subaccount(s) or to the Guaranteed Interest Account according to the Contractholder's percentage allocation.

     After the Free Look Period, under a non-automatic payment plan, if the Contractholder does not:

          (1) Specify the amount to be allocated among subaccounts, or

          (2) Specify the percentage to be allocated among subaccounts, or

          (3) The amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Contractholder's most recent instructions on record with the Company. The amount specified must not be less than $10.00 and the percentage specified must not be less than 10% of the Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Contractholder's most recent instructions on record.

     The Contractholder may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone subject to the rules of the Company and its right to terminate telephone allocation. The Company reserves the right to deny any telephone allocation request. If all telephone lines are busy (for example, during periods of substantial market fluctuations), Contractholders may be unable to request telephone allocation changes by telephone. In such cases, a Contractholder would submit a written request. Any such change, whether made in writing or by telephone, will be effective when recorded on the records of the Company, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. The Company has adopted rules relating to changes of allocations by telephone which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed:

          (1) The Company shall not be liable for any loss as a result of following fraudulent telephone instructions, and

          (2) The Contractholder will therefore bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the rules and the Company's form for electing telephone allocation privileges is available from licensed agents of the Company who are registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.

     Net Purchase Payments may be allocated in whole percentages to any number of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a Net Purchase Payment. Allocation percentages must total 100%.

     When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of Units. The number of Units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Valuation Date on which the Purchase Payment is received.

  Calculating Unit Values for Each Subaccount

     The unit value of each subaccount on its first Valuation Date was set at $10.00. The Company computes the unit value of a subaccount on any later Valuation Date as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as purchase payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. If the previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

          (4) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that date.

     The unit value of these subaccounts may increase, decrease or remain the same from Valuation Date to Valuation Date. The Unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account
A. The Contractholder bears the entire investment risk. Contractholders should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

  Calculation of Guaranteed Interest Account Cash Value

     Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to that account on:

          (1) The date received at the Operations Center, or

          (2) If the day Payments are received is not a Valuation Date, then on the next Valuation Date.

Interest will be credited daily. That part of a Net Purchase Payments allocated to the Guaranteed Interest Account that exceeds the $250,000 limit imposed by the Company will be returned to the Contractholder.

  Calculation of Cash Value

     The Contract's Cash Value will reflect:

     - The investment performance of the selected subaccount(s) of MONY America Variable Account A.

     - Amounts credited (including interest) to the Guaranteed Interest Account.

     - Any Net Purchase Payments.

     - Any Partial Surrenders.

     - All Contract charges (including surrender charges) imposed.

There is no guaranteed minimum Cash Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Cash Value at any future date will be dependent on a number of variables, it cannot be predetermined.

     The Cash Value will be computed first on the Contract Date and thereafter on each Valuation Date. On the Contract Date, the Contract's Cash Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract" at page 17.)

     After allocation of the amounts in the General Account to MONY America Variable Account A or the Guaranteed Interest Account, on each Valuation Date, the Contract's Cash Value will be computed as follows:

          (1) Determine the aggregate of the Cash Values attributable to the Contract in each of the subaccounts on the Valuation Date. This is done by multiplying the subaccount's Unit value on that date by the number of subaccount Units allocated to the Contract;

          (2) Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase payments and:

             - The addition of any interest credited.

             - Addition or subtraction of any amounts transferred.

             - Subtraction of any partial surrenders.

             - Subtraction of any Contract charges, deductions.

          (3) Add any Net Purchase Payment received on that Valuation Date;

          (4) Subtract any partial surrender amount and its Surrender Charge made on that Valuation Date;

          (5) Subtract any Annual Contract Charge deductible on that Valuation Date.

     In computing the Contract's Cash Value, the number of subaccount Units allocated to the Contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Cash Value is done before any other Contract transactions on the Valuation Date, such as:

     - Receipt of Net Purchase Payments.

     - Partial Surrenders.

If a transaction would ordinarily require that the Contract's Cash Value be computed for a day that is not a Valuation Date, the next following Valuation Date will be used.

     Transfers. You may transfer the value of the Contract among the subaccounts after the Free Look Period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone if you have proper authorization. The same rules apply as those for allocation of payments by telephone. We will effectuate transfers at Unit values, and determine all Unit values in connection with such transfers:

     - At the close of the day that the transfer request is received at the Operations Center, or

     - If the date of receipt of the transfer request is not a Valuation Date, on the next Valuation Date.

Different provisions apply to transfers involving the Guaranteed Interest Account. (See "Payment and Allocation of Purchase Payments -- Transfers Involving the Guaranteed Interest Account" at page 22.) There is no minimum amount that need be transferred. Currently, there are no limitations on the number of transfers between subaccounts.

     A transfer charge is not currently imposed on transfers. (See "Charges Against Cash Value -- Transfer Charge" at page 27.) However, the Company reserves the right to impose a charge for transfer in excess of four which will not exceed $25 per transfer. If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. If there is insufficient Cash Value in a subaccount or in the Guaranteed Interest Account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the Annual Contract Charge. (See "Charges Against Cash Value -- Annual Contract Charge" at page 26.) All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Cash Value at the end of the Free Look Period will not be subject to a transfer charge nor will it be counted against the 4 transfers allowed in each Contract year without charge. Under present law, transfers are not taxable transactions.

CONTRACT YEAR -- Any period of twelve (12) months commencing with the Contract Date and each Contract Anniversary thereafter.

     Transfers Involving the Guaranteed Interest Account. Transfers to or from the Guaranteed Interest Account are subject to the following limitations.

     - Prior approval of the Company if part of the transfer will cause amounts credited to the Guaranteed Interest Account to exceed $250,000.

          - The portion in excess of the $250,000 limitation will be allocated back to the subaccounts designated in that transfer as the subaccounts from which amounts were to be transferred. The allocation back will be in the proportion that the amount requested to be transferred from each subaccount bears to the total amount transferred.

     - Transfers from the Guaranteed Interest Account to one or more subaccounts may be made once during each Contract Year, and the amount which may be transferred if limited to the greater of:

          - 25% of the amounts credited to the Guaranteed Interest Account on the date the transfer would take effect or

          - $5,000.

     - Transfers from the Guaranteed Interest Account to one or more subaccounts will be effective only on an anniversary of the Contract Date or on a Valuation Date not more than 30 days thereafter.

     - Requests received not more than 10 days before the anniversary of the Contract Date will be executed on the Valuation Date which coincides with or next follows the date the request is received.

     - Requests more than 10 days before or 30 days after the anniversary of the Contract Date will be returned to the Contractholder.

TERMINATION OF THE CONTRACT

     The Contract will remain in effect until the earlier of:

          (1) The date the Contract is surrendered in full,

          (2) The date annuity payments start,

          (3) The Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Cash Value remains in the Contract, and

          (4) The date the Death Benefit is payable under the Contract.

CONTRACT ANNIVERSARY -- An anniversary of the Contract Date of the Contract.

CONTRACT DATE -- The date shown as the Contract Date of the Contract.

                                   SURRENDERS

     The Contractholder may elect to make a surrender of all or part of the Contract's value provided it is:

     - On or before the annuity payments start, and

     - During the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operation Center.

     The amount of the surrender may be equal to the Contract's Surrender Value, which is its Cash Value less

          (1) any applicable Surrender Charge, and

          (2) (for a full surrender) any Annual Contract Charge.

The Surrender may also be for a lesser amount (a "partial surrender") of at least $100. Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Surrender Value will be paid to the Contractholder. For a partial surrender, any Surrender Charge will be in addition to the amount requested by the Contractholder.

     A surrender will result in the cancellation of Units and the withdrawal of amounts credited to the Guaranteed Interest Account in accordance with the directions of the Contractholder. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, the Annual Contract Charge and any Surrender Charge. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period under the allocation specified by the Contractholder. The Unit value will be calculated as of the Valuation Date the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount designated by the Contractholder. Allocations by amount require that at least $25 be allocated against the Guaranteed Interest Account or any subaccount. The request will not be accepted if:

     - There is insufficient Cash Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it, or

     - The Guaranteed Interest Account limitation is exceeded, or

     - The request is incorrect.

If an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that the Contract's Cash Value held in said accounts bears to the Contract's Cash Value.

     Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. If (1) an allocation of the partial surrender is not made, or (2) there is insufficient cash value in any of the Contractholder's accounts to provide for any accounts proportionate share of the Surrender Charge, then the entire amount will be allocated against each account in the same proportion that the Cash Value in each account bears to the Contract's Cash Value.

     Any cash surrender amount will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which

          (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

          (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

          (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonable practicable or it is not reasonably practicable to determine the value of the net assets of the Fund, or

          (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contractholders.

Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender or proof of death is received by the Company. The Contractholder may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity Provisions" at page 29.)

     Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Contractholders should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

     The tax results of a cash surrender should be carefully considered. (See "Federal Tax Status" at page 37.)

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

     The Company will pay a Death Benefit to the Beneficiary if:

     - The Annuitant dies; and

     - The death occurs before the annuity payments start.

     The amount of the Death Benefit will be the greater of

          (1) The Cash Value on the date of the Annuitant's death;

          (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges.

If the death of the Annuitant occurs on or after the annuity payments start, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

ELECTION AND CONTRACT DATE OF ELECTION

     The Contractholder may elect to have the Death Benefit of the Contract applied under one or more Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

     - During the lifetime of the Annuitant, and

     - Before the annuity payments start.

If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

          (1) to receive the Death Benefit in the form of a cash payment; or

          (2) to have the Death Benefit applied under one of the Settlement Options.

(See "Settlement Options" at page 30.) If an election by the payee is not received by the Company within 30 days following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the Death Benefit by the Contractholder will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operation Center.

     Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

PAYMENT OF DEATH BENEFIT

     If the Death Benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date

     - the election becomes effective, or

     - the election is considered to become effective, and

     - due proof of death is received.

The Company may be permitted to postpone such payment under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Interest at a rate determined by us will be paid on any Death Benefit paid in one sum, from the date of the Annuitant's (or Contingent Annuitant's, if applicable) death to the date of payment. The interest rate will not be less than 2 3/4% annually.

                             CHARGES AND DEDUCTIONS

     The following table summarizes the charges and deductions under the
Contract:
--------------------------------------------------------------------------------

                       DEDUCTIONS FROM PURCHASE PAYMENTS
--------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 0%-3.5% -- Company
                                                    currently assumes responsibility; current
                                                    charge to Contractholder 0%.
                                                    Federal -- Currently 0% (Company reserves
                                                    the right to charge in the future.)

--------------------------------------------------------------------------------

                    DAILY DEDUCTION FROM VARIABLE ACCOUNT A
--------------------------------------------------------------------------------

     Mortality & Expense Risk Charge                Current daily rate -- 0.003425%
     Annual Rate deducted daily from net assets     Current Annual rate -- 1.25%

--------------------------------------------------------------------------------

                           DEDUCTIONS FROM CASH VALUE
--------------------------------------------------------------------------------

     Annual Contract Charge                         Non-Qualified Contracts -- $30 (subject to
     Current charges listed may be increased to     increase up to $50)
     as much as $50 ($30 in certain states) on      IRA and SEP-IRA -- $30 (subject to increase
     30 days written notice.                        up to $50)
                                                    Qualified Contracts -- $15 (subject to
                                                    increase up to $50)
     Transaction and Other Charges                  $0
     Transfer Charge                                (Company reserves the right to charge up to
                                                    $25)
     Surrender Charge                               See below for grading schedule. See page
     Grades from 7% to 0% of Cash Value             "Charges and Deductions -- Charges Against
     surrendered based on a schedule.               Cash Value" for details of how it is
                                                    computed.

--------------------------------------------------------------------------------

     The following provides additional details of the charges and deductions under the Contract.

DEDUCTIONS FROM PURCHASE PAYMENTS

     Deductions may be made from purchase payments for premium or similar taxes prior to allocation of any net purchase payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. The amount of the deduction will vary from locality to locality. Deductions will generally range from 0% to 3.5% of purchase payments. Residents of the Commonwealth of Pennsylvania should be aware that a tax on purchase payments has been adopted. However, we are currently assuming responsibility for payment of this tax. If the Company is going to make deductions for such tax from future purchase payments, it will give notice to each affected Contractholder.

CHARGES AGAINST CASH VALUE

  Daily Deduction from MONY America Variable Account A

     Mortality and Expense Risk Charge

     The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current daily rate of 0.003425 percent (equivalent to an annual rate of 1.25%) from the value of the net assets of MONY America Variable Account A. Of the 1.25% charge,
 .80% is for assuming mortality risks, and .45% is for assuming expense risks. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Valuation Date. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Valuation

Date, the deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date.

     The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.

     The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3 1/2% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

     The Company does not expect to make a profit from the mortality and expense risk charge. However, if the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its general account. If the amount of the charge is inadequate, the Company will pay the difference out of its general account.

  Deductions from Surrender Value

     Annual Contract Charge

     The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual Contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

     The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from MONY and such other sources as may be available.

An annual contract charge will be deducted from the Contract's Cash Value to help cover administrative expenses. Currently, for Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA) the amount of the charge is $30. The charge may be increased to as much as $50. For Qualified Contracts (other than those issued for IRA and SEP-IRA) currently the amount of the charge is reduced to $15. This charge may be increased to as much as $50, and will be increased to $30 in the event the Contract is no longer a Qualified Contract. The Contractholder will receive a written notice 30 days in advance of any change in the charge.

     The Annual Contract Charge is deducted from the Cash Value on the following dates:

          (1) Each Contract Anniversary before the date annuity payments start.

          (2) On the day the annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Cash Value in those accounts bears to the Cash Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

     Transfer Charge

     Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer in excess of 4 instructed by the Contractholder in a Contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Cash Value held in the subaccount(s) or from the Guaranteed Interest Account from which the transfer is made. The transfer charge will be allocated against these accounts in the same proportion as the amounts transferred. If there is insufficient value in an account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the Annual Contract Charge.

     Surrender Charge

     A contingent deferred sales charge (called a "Surrender Charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the contract.

     The Surrender Charge will never exceed 7% of total purchase payments. The Surrender Charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and Expense Risk Charge" at page 26.)

     A Surrender Charge will be computed when a surrender is made and will be deducted from the Cash Value if:

          (1) All or a part of the Contract's Surrender Value (See "Surrenders" at page 23) is surrendered, or

          (2) The Surrender Value is received at maturity when the annuity payments start.

     A Surrender Charge will not be imposed:

          (1) Against Cash Value surrendered in a contract year up to an amount equal to net purchase payments made by the Contractholder prior to the contract year of the surrender and the preceding 7 contract years.

          (2) To the extent necessary to permit the Contractholder to obtain an amount equal to the Guaranteed Free Surrender Amount (See "Guaranteed Free Surrender Amount" at page 29.)

          (3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement Options" at page 30.)

          (4) If the surrender is a full surrender and the following conditions are met:

           (a) Annuitant is age 59 1/2 or older on the date of the full surrender;

           (b) the Contract has been in effect for at least 10 contract years;
               and

           (c) one or more purchase payments were remitted during each of at least 7 of the 10 contract years immediately preceding the date of the surrender.

In no event will the aggregate Surrender Charge exceed 7% of the Cash Value. The amount deducted from the Cash Value to cover the surrender charge is not subject to the surrender charge.

     For a partial surrender, the Surrender Charge will be deducted from any remaining Contract Value, if sufficient. If the Contract Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender. If there is insufficient cash value in the Guaranteed Interest Account or any subaccount to provide for its proportionate share of the charge, then the entire charge will be allocated against said accounts in the same proportion that the Cash Value held in said accounts bears to the Cash Value in the Guaranteed Interest Account and all subaccounts.

     No Surrender Charge will be deducted from Death Benefits (See "Death Benefit" at page 24.)

     For purposes of determining the Surrender Charge, surrenders will be attributed to payments on a first-in, first-out basis. Contractholders should note that this is different from the allocation method that is used for determining tax obligations. (See "Federal Tax Status" at page 37.)

     Amount of Surrender Charge. The amount of the Surrender Charge is determined as follows:

     Step 1. Allocate purchase payments on a first-in, first-out basis to the amount surrendered. (Any purchase payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges); and

     Step 2. Multiply each allocated purchase payment by the appropriate surrender charge percentage determined on the basis of the table below:
--------------------------------------------------------------------------------
                       SURRENDER CHARGE PERCENTAGE TABLE
--------------------------------------------------------------------------------

                    CONTRACT YEAR                          SURRENDER CHARGE PERCENTAGE
----------------------------------------------------------------------------------------------

                          0                                            7%
----------------------------------------------------------------------------------------------
                          1                                             7
----------------------------------------------------------------------------------------------
                          2                                             6
----------------------------------------------------------------------------------------------
                          3                                             6
----------------------------------------------------------------------------------------------
                          4                                             5
----------------------------------------------------------------------------------------------
                          5                                             4
----------------------------------------------------------------------------------------------
                          6                                             3
----------------------------------------------------------------------------------------------
                          7                                             2
----------------------------------------------------------------------------------------------
                     8 (or more)                                        0
----------------------------------------------------------------------------------------------

     Step 3.  Add the products of each multiplication in Step 2 above.

     Guaranteed Free Surrender Amount. The surrender charge may be reduced by using the Guaranteed Free Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

          (1) For Qualified Contracts issued on or after May 1, 1994, (other than Contracts issued for IRA and SEP-IRA) in certain states which have granted approval, an amount up to the greater of:

           (a) $10,000 (but not more than the Contract's Cash Value), or

           (b) 10% of the Contract's Cash Value (at the time the first partial surrender is request is received)

           may be received in each Contract Year without a surrender charge.

          (2) For Qualified Contracts issued before May 1, 1994 and for holders of contracts in states where approval has not been granted, an amount up to 10% of the Cash Value of the Contract (on the date the partial surrender is request is received) in each Contract Year.

          (3) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA) in certain states which have granted approval, an amount up to 10% of the Cash Value of the Contract may be received in each Contract Year without a surrender charge.

We reserve the right to limit the number of partial surrenders under the Guaranteed Free Surrender Amount to 12 during any Contract Year. Since purchase payments are allocated on a first-in, first-out basis, the free surrender amount will not reduce surrender charges to the extent that any Cash Value in that amount is equal to purchase payments received 8 or more contract anniversaries ago. For illustrations of how the Surrender Charge is calculated, see Appendix A beginning on page A-1 of this prospectus.

  Taxes

     Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal Tax Status" at page 37.)

  Investment Advisory Fee


     Because MONY America Variable Account A purchases shares of the Funds, the net assets of MONY America Variable Account A will reflect the investment advisory fee and other expenses incurred by the Funds. See "Table of Fees" beginning at page 4 for a table which shows the fees and expenses incurred during 1999 and "The Funds-MONY Series Fund, Inc." and "The Funds-Enterprise Accumulation Trust" at page 4 for a table setting forth the investment advisory fees.


                               ANNUITY PROVISIONS

ANNUITY PAYMENTS

     Annuity payments under a Contract will begin on the date that is selected by the Contractholder when the Contract is applied for. The date chosen for the start of annuity payments may be:

          (1) No earlier than the Contract Anniversary nearest the Annuitant's 10th birthday, and

          (2) No later than the Contract Anniversary nearest the Annuitant's 95th birthday.

     The minimum number of years from the Contract Date to the start of annuity payments is 10. The date when annuity payments start may be:

          (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

          (2) Deferred from time to time by the Contractholder by written notice to the Company.

     The date when annuity payments start will be advanced or deferred if:

          (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

          (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

     When annuity payments start, the Contract's Surrender Value, less any state taxes which may be imposed upon annuitization, will be applied to provide an annuity or any other option previously chosen by the Contractholder and permitted by the Company. A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the Settlement Option elected.

     For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

ELECTION AND CHANGE OF SETTLEMENT OPTION

     During the lifetime of the Annuitant and prior to the start of annuity payments, the Contractholder may elect:

     - One or more of the Settlement Options described below, or

     - Another settlement option as may be agreed to by the Company.

The Contractholder may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, Settlement Option 3, for a Life Annuity with 10 years certain, based on the Annuitant's life, will be considered to have been elected.

     Settlement Options may also be elected by the Contractholder or the Beneficiary as provided in the Death Benefit and Surrender sections of this
Prospectus. (See "Death Benefit" at page   and "Surrenders" at page   .)

     Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

     Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of the Variable Account.

     Settlement Option 1 -- Interest Income: Interest on the proceeds at a rate (not less than 2 3/4 percent per year) set by the Company each year.

     Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

     Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

     Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

     Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2 percent per year.

     The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

     The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3 percent interest.

     Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

     In Qualified Plans, settlement options available to Contractholders may be restricted by the terms of the plans.

FREQUENCY OF ANNUITY PAYMENTS

     At the time the Settlement Option is chosen, the payee may request that it be paid:

     - Quarterly

     - Semiannually

     - Annually

If the payee does not request a particular installment payment, the payments will be made in monthly installments. However, if the net amount available to apply under any Settlement Option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

ADDITIONAL PROVISIONS

     The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the Settlement Option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

     The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

     Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company require proof satisfactory to it that such condition has been met.

     The Contracts described in this Prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

     Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

                                OTHER PROVISIONS

OWNERSHIP

     The Contractholder has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Contingent Annuitant if one has been named), the Contractholder is the person so designated in the application, unless:

          (1) A change in Contractholder is requested, or

          (2) A Successor Contractholder becomes the Contractholder.

On and after the death of the Annuitant (and Contingent Annuitant, if applicable), the Beneficiary shall be the Contractholder.

     The Contractholder may name a Successor Contractholder or a new Contractholder at any time. If the Contractholder dies, the Successor Contractholder, if living, becomes the Contractholder. Any request for change must be:

          (1) Made in writing; and

          (2) Received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Contractholder or Successor Contractholder will apply to any payment made or action taken by the Company after the request for the change is received. Contractholders should consult a competent tax advisor prior to changing Contractholders.

SUCCESSOR CONTRACTHOLDER -- The living person who, at the death of the Contractholder, becomes the new Contractholder.

PROVISION REQUIRED BY SECTION 72(s) OF THE CODE

     The Contract under a Non-Qualified Plan will be surrendered as of the date of the Contractholder's death if:

     - The Contractholder dies:

      - Before the start of annuity payments, and

      - While the Annuitant is living, and

     - That Contractholder's spouse is not the Successor Contractholder as of the date of the Contractholder's death.

      - Satisfactory proof of death must be provided to the Company.

The surrender proceeds may be paid over the life of the Successor Contractholder if:

     - The Successor Contractholder is the Beneficiary, and

     - The Successor Contractholder chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Contractholder is a surviving spouse, then the surviving spouse will be treated as the new Contractholder of the Contract. Under such circumstances, it is not necessary to surrender the Contract. The proceeds must be distributed within 5 years after the date of death if:

  - The spouse is not the Successor Contractholder, and

  - There is no designated Beneficiary.

However, under the terms of the Contract, if the spouse is not the Successor Contractholder,

  - the Contract will be surrendered as of the date of death, and

  - the proceeds will be paid to the Beneficiary.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

     If the Contractholder dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Contractholder's death.

PROVISION REQUIRED BY SECTION 401(a)(9) OF THE CODE

     The entire interest of a Qualified Plan participant under the Contract will be distributed to the Contractholder or his/her Designated Beneficiary. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed:

     - over the life of such Participant, or

     - the lives of such Participant and Designated Beneficiary.

     If (i) distributions have begun, and (ii) the Participant dies before the Contractholder's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as quick as that used as of the date of the Participant's death. The Contract will be surrendered as of the Participant's death if:

          (1) The Participant dies before the start of such distributions, and

          (2) There is no designated Beneficiary.

The surrender proceeds must be distributed within 5 years after the date of death. But, the surrender proceeds may, be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

     It is the Contractholder's responsibility to assure that distribution rules imposed by the Code will be met. Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 403, and 408 of the Code.

CONTINGENT ANNUITANT

     Except where the Contract is issued in connection with a Qualified Plan, a Contingent Annuitant may be designated by the Contractholder. Such designation may be made once before annuitization, either

          (1) in the application for the Contract, or

          (2) after the Contract is issued, by written notice to the Company at its Operation Center.

The Contingent Annuitant may be deleted by written notice to the Company at its Operation Center. A designation or deletion of a Contingent Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

     - any payment made by the Company, or

     - action taken by the Company before the receipt of the notice at the Company's Operation Center.

The Contingent Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Contingent Annuitant's 95th birthday.

     On the death of the Annuitant, the Contingent Annuitant will become the Annuitant, under the following conditions:

          (1) the death of the Annuitant must have occurred before annuity payments start;

          (2) the Contingent Annuitant is living on the date of the Annuitant's death;

          (3) if the Annuitant was the Contractholder on the date of death, the Successor Contractholder must have been the Annuitant's spouse; and

          (4) if the date annuity payments start is later than the Contract Anniversary nearest the Contingent Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

     Effect of Contingent Annuitant's Becoming the Annuitant. If the Contingent Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Contingent Annuitant. If the Contingent Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Contingent Annuitant's executors or administrators, unless the Contractholder directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Contingent Annuitant as if the Contingent Annuitant were the Annuitant.

ASSIGNMENT

     The Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Home Office. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

     If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

     Because an assignment may be a taxable event, a Contractholder should consult a competent tax advisor before assigning the Contract.

CHANGE OF BENEFICIARY

     So long as the Contract is in effect, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operation Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operation Center.

SUBSTITUTION OF SECURITIES

     The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

          (1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A or,

          (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

A substitution of securities in any subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

MODIFICATION OF THE CONTRACTS

     Upon notice to the Contractholder, the Contract may be modified by the Company, but only if such modification

          (1) is necessary to make the Contract or MONY America Variable Account A comply with any law or regulation issued by a governmental agency to which the Company is subject or

          (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or

          (3) is necessary to reflect a change in the operation of MONY America Variable Account A or the subaccounts or the Guaranteed Interest Account or

          (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required

     - at the Company's election, and

     - subject to any necessary vote by persons having the right to give voting instructions for shares of the Funds held by the subaccounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

     All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares. As such, it has the right to vote on the following matters:

          (1) Election of the Board of Directors of MONY Series Fund, Inc. or the Board of Trustees of The Enterprise Accumulation Trust.

          (2) Certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund.

          (3) Any other matter that may be voted upon at a shareholders' meeting.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Contractholders). The Company will vote at shareholder meetings of each of the Funds according to the instructions received from Contractholders. The number of votes will be determined as of the record date selected by the Board of Directors or the Board of Trustees of the respective Fund. The Company will furnish Contractholders with the proper forms to enable them to give it these instructions. Currently, the Company may disregard voting instructions under the circumstances described in the following paragraph.

     The Company may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to

     - Cause a change in the subclassification or investment objectives or policies of one or more of the portfolios of either or both of the Funds.

     - Approve or disapprove an investment adviser or principal underwriter for either or both of the Funds.

In addition, the Company itself may disregard voting instructions that would require the above changes if the Company reasonably disapproves those changes in accordance with applicable federal regulations. If the Company does disregard voting instructions, it will advise Contractholders of that action and its reasons for the action in the next semiannual report to Contractholders.

- Each Contractholder will have the equivalent of one vote per $100 of value attributable to the Contract held in each subaccount of MONY America Variable Account A.

- Each Contractholder will have fractional votes for amounts less than $100.

- For voting purposes, this value attributable to the Contract is equal to the Cash Value.

- The votes are represented as votes per $100 of value in each subaccount of MONY America Variable Account A. These votes are converted into a proportionate number of votes in shares of the corresponding portfolio of each of the Funds.

- Shares for which timely voting instructions are not received from Contractholders will be voted by the Company. The Company will vote the shares in the same proportion as those shares in that subaccount for which instructions are received.

- Should applicable federal securities laws or regulations permit, the Company may elect to vote shares of each of the Funds in its own right.

     The number of corresponding shares of the portfolio for which the Contractholder may give instructions is computed by:

          (1) Determining the value attributable to the Contract held in that subaccount.

          (2) Dividing that value by the net asset value of one share in the designated portfolio of the respective Fund.

Example:  Contract value held in subaccount = $540
          Net asset value of portfolio shares = $20 per share on the record date May give instructions on 5.4 votes ($540 divided by $100)
          Converts into instructions on 27 shares of the Fund ($540 divided by $20)

        Matters on which Contractholders may give voting instructions include the following:

          (1) approval of any change in the Investment Advisory Agreement and Services Agreement, if any, for the portfolio(s) of the Fund(s) corresponding to the Contractholder's selected subaccount(s);

          (2) any change in the fundamental investment policies of the portfolio(s) corresponding to the Contractholder's selected subaccount(s); and

          (3) any other matter requiring a vote of the shareholders of either of the Funds.

Contractholders participating in a particular portfolio will vote separately on the following matters pursuant to the requirements of Rule 18f-2 under the 1940
Act:

          (1) approval of the Investment Advisory Agreement, or

          (2) any change in a portfolio's fundamental investment policies,

                         DISTRIBUTION OF THE CONTRACTS

     MONY Securities Corporation ("MSC"), a New York corporation organized on September 26, 1969 which is a wholly-owned subsidiary of MONY, will act as the principal underwriter of the Contracts, pursuant to an underwriting agreement with the Company. MSC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Contracts are sold by individuals who are registered representatives of MSC and who are licensed as life insurance agents for the Company. The Contracts may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Commissions and other expenses directly related to the sale of the Contract will not exceed 6.0% of Purchase Payments. Additional compensation may be paid for persistency, sales quality, and contract size and for other services not directly related to the sale of the Contract. Such services include the training of personnel and the production of promotional material.

                               FEDERAL TAX STATUS

INTRODUCTION

The Contracts described in this prospectus are designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Section 401, 403 (other than 403(b)), 408(b), and 457 of the Code. The ultimate effect of federal income taxes on

     - the value of the Contract's Cash Value,

     - annuity payments, and

     - economic benefit to the Contractholder, Annuitant, and the Beneficiary may depend upon

     - the type of retirement plan for which the Contract is purchased, and

     - the tax and employment status of the individual concerned.

     The following discussion of the treatment of Contracts and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person considering the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY

     Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contracts, is substantially nontaxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

     The Contracts offered by this prospectus are designed for use in connection with Qualified Plans and Non-Qualified Plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Plans if the Contractholder is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract are generally taxable to the annuitant as ordinary income except to the extent of

     - Participant contributions (in the case of Qualified Plans), or

     - Contractholder contributions (in the case of Non-Qualified Plans).

Contractholders, Annuitants, and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, and payments under the retirement plans in connection with which the Contracts are purchased.

     The Company will withhold and remit to the United States Government and, where applicable to state governments part of the taxable portion of each distribution made under a Contract unless the Contractholder or Annuitant

     - provides his or her taxpayer identification number to the Company, and

     - notifies the Company that he or she chooses not to have amounts withheld.

     The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") has requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include those resulting from gratuitous transfers. When computing the distributions for any 12 month period, distributions from all annuity contracts issued by the same company to the Contractholder (other than those issued to qualified retirement plans) will be treated as one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules is expected to affect tax-benefited plans.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for

         - the participant's life or life expectancy,

         - the joint lives or life expectancies of the participant and his/her beneficiary,

         - or a period certain of not less than 10 years, or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

     Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

ANNUITY CONTRACTS GOVERNED BY SECTION 403(b) OF THE CODE

     An annuity contract will not be treated as a Qualified Contract under
Section 403(b) of the Code unless distributions which are attributable to a contribution made pursuant to a salary reduction agreement may be paid only:

     (1) when the Contractholder attains age 59 1/2;

     (2) when the Contractholder separates from the service of his employer;

     (3) when the Contractholder dies;

     (4) when the Contractholder becomes permanently disabled within the meaning of Section 72(m)(7) of the Code; or

     (5) in the case of hardship.

These restrictions generally apply to contributions made after December 31, 1988 and to any increase in Cash Value of the Contract after December 31, 1988. Therefore, effective January 1, 1989 and thereafter, any contributions made, or increase in Cash Value, on or after January 1, 1989 will be restricted from withdrawal except upon the five sets of circumstances set forth above. Hardship withdrawals are limited to the amount of the Contractholder's purchase payments. However, any purchase payments that reflect employer contributions and the earnings thereon will not be restricted unless specifically provided for by the applicable employer's plan.

     Effective January 1, 1989, the Contracts offered by this prospectus have been withdrawn from sale in connection with Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b) of the Code.

RETIREMENT PLANS

     The Contracts described in this Prospectus currently are designed for use with the following types of retirement plans:

          (1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

          (2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k);

          (3) Deferred compensation plans provided by certain governmental entities under Section 457;

          (4) Non-Qualified Plans; And

          (5) Tax-Sheltered Annuity Plans established by certain educational and tax-exempt organizations under Section 403(b) of the Code. (Effective January 1, 1989, the Contracts offered by this prospectus have been withdrawn from sale in all states in connection with Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b) of the Code).

     The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of Contracts with the various types of retirement plans. Participants in such plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                             SPECIAL EXCHANGE OFFER

     Holders of flexible premium variable annuity contracts issued by us on and after November 1, 1987 have a special right to exchange the contract which they hold for a Contract. We will waive all charges imposed on the surrender of the contract which they hold, provided that:

     (1) an application for the Contract be submitted upon the exercise of this special right, and

     (2) the special right is exercised not later than the expiration of 60 days from the later of:

          (a) the date upon which the exchange program becomes effective, and

          (b) the date the Contract becomes available in the state in which such contractholder resides.

                                PERFORMANCE DATA

     We may advertise the performance of the MONY America Variable Account A subaccounts. We will also report performance to contract Contractholders and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

     Performance information contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each subaccount reflects the investment results of the designated portfolio of the Fund and recurring charges and deductions borne by or imposed on the portfolio and the subaccount. Set forth below for each subaccount is the manner in which the data contained in such advertisements will be calculated.

     Money Market Subaccount. The performance data for this subaccount will reflect the "yield" and "effective yield". The "yield" of the subaccount refers to the income generated by an investment in the

Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52 week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Subaccounts other than the Money Market Subaccount. The performance data for these subaccounts will reflect the "yield" and "total return". The "yield" of each of these subaccounts refers to the income generated by an investment in that subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the subaccount. The value of each subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the Surrender Charge. "Total return" for each of these subaccounts refers to the return a Contractholder would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Funds and MONY America Variable Account A, including any Surrender Charge imposed as a result of the full Surrender, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "total return" data is given. Total return data may also be shown assuming that the Contract continues in force (i.e., was not surrendered) beyond the close of the periods indicated, in which case that data would reflect all charges and deductions of both the Funds and the Variable Account other than the Surrender Charge. Returns for periods exceeding one year reflect the average annual total return for such period. In addition to the total return data described above based upon a $1,000 investment, comparable data may also be shown for an investment equal to the amount of the average purchase payment made by a purchaser of a Contract during the prior year.

     Non-Standardized Performance Data. From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

     Performance information for MONY America Variable Account A may be compared in advertisements, sales literature, and reports to contract Contractholders to various indices, including, without limitation, the Standard & Poor's 500 Indices and the Lehman Brothers, Shearson, CDA/Wiesenberger, Russell, Merrill Lynch, and Wilshire indices, and to various ranking services, including, without limitation, the Lipper Annuity and Closed End Survey compiled by Lipper Analytical Services and the VARDS report compiled by Variable Annuity Research and Data Service and to the Consumer Price Index (a measure for inflation)in order to provide the reader a basis for comparison of performance. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claims paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organization.

                             ADDITIONAL INFORMATION

     This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

     For further information with respect to the Company and the Contracts offered by this Prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Contractholders and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which MONY America Variable Account A is a party. The Company and the principal underwriter are engaged in various kinds of routine litigation which, in the opinions of the Company and the principal underwriter, are not of material importance in relation to the total capital and surplus of the Company or the principal underwriter.

                              FINANCIAL STATEMENTS

     The financial statements for the Company should be distinguished from the financial statements of MONY America Variable Account A and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. The financial statements of the Company should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A. The financial statements of the Company and MONY America Variable Account A are included in the Statement of Additional Information.

                               TABLE OF CONTENTS

                                       OF

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2000


ITEM                                                          PAGE
----                                                          ----
MONY Life Insurance Company of America......................    1
Legal Opinion...............................................    1
Independent Accountants.....................................    1
Federal Tax Status..........................................    2
Performance Data............................................    5
Financial Statements........................................  F-1

     If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

        MONY Life Insurance Company of America
        Mail Drop 8-27
        1740 Broadway
        New York, New York 10019

        Your name  ______________________________________

        Address  _________________________________________

        City ____________  State ____________  Zip  _______

     Please send me a copy of the MONY America Variable Account A Statement of Additional Information.

Policy B2-88/B4-88

FORM NO. 13454 (5/99)                                                   33-20453

                                   APPENDIX A

                        CALCULATION OF SURRENDER CHARGE

ILLUSTRATION 1

     Suppose an initial Purchase Payment of $15,000 is the only payment made, and no taxes are deducted from this payment. At the beginning of the third Contract Year, the Cash Value of the Contract has grown to $18,000 and the Contractholder requests a partial surrender of $2,000.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

           NUMBER OF CONTRACT
          ANNIVERSARIES SINCE                                    AMOUNT       AMOUNT AVAILABLE
            PURCHASE PAYMENT               CONTRACT YEAR       ALLOCATED      FOR ALLOCATION TO
             RECEIVED BY US               PAYMENT RECEIVED    TO SURRENDER    FUTURE SURRENDERS
          -------------------             ----------------    ------------    -----------------
        0...............................         3               $    0            $     0
        1...............................         2                    0                  0
        2...............................         1                2,000             13,000

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($1,800). Reduce the resulting amount allocated to surrender ($2,000) by the Guaranteed Free Surrender Amount ($1,800), and apply the Surrender Charge Percentages as follows:

      NUMBER OF CONTRACT                                                             AMOUNT OF
     ANNIVERSARIES SINCE                                 AMOUNT       SURRENDER      SURRENDER
       PURCHASE PAYMENT            CONTRACT YEAR       ALLOCATED        CHARGE        CHARGE
        RECEIVED BY US            PAYMENT RECEIVED    TO SURRENDER    PERCENTAGE    (AMT X PCT)
     -------------------          ----------------    ------------    ----------    -----------
        0.....................           3                $  0            7%            $ 0
        1.....................           2                   0            7               0
        2.....................           1                 200            6              12

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $12.

     The Surrender Charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $2,012.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($1,800) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10 percent), there is no Surrender Charge.

     Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

     Assuming that in the middle of the tenth Contract Year, a full surrender is requested. The Cash Value at the time of full surrender is $28,000. Since this is a full surrender, the Annual Contract Charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value balance of $27,970. For this calculation, there is $13,000 of Purchase Payments made in the first Contract Year.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

                  NUMBER OF CONTRACT
                 ANNIVERSARIES SINCE                                              AMOUNT
                   PURCHASE PAYMENT                         CONTRACT YEAR      ALLOCATED TO
                    RECEIVED BY US                        PAYMENT RECEIVED      SURRENDER
                 -------------------                      -----------------    ------------
    0.................................................              10            $    0
    1.................................................               9                 0
    2.................................................               8                 0
    3.................................................               7                 0
    4.................................................               6                 0
    5.................................................               5                 0
    6.................................................               4                 0
    7.................................................               3                 0
    8 or more.........................................         1 and 2            13,000

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($2,800) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($2,800), and apply the Surrender Charge Percentages as follows:

       NUMBER OF CONTRACT                                                             AMOUNT OF
       ANNIVERSARIES SINCE                                AMOUNT       SURRENDER      SURRENDER
        PURCHASE PAYMENT            CONTRACT YEAR      ALLOCATED TO      CHARGE        CHARGE
         RECEIVED BY US            PAYMENT RECEIVED     SURRENDER      PERCENTAGE    (AMT X PCT)
       -------------------         ----------------    ------------    ----------    -----------
    0............................           10           $     0           7%            $0
    1............................            9                 0           7              0
    2............................            8                 0           6              0
    3............................            7                 0           6              0
    4............................            6                 0           5              0
    5............................            5                 0           4              0
    6............................            4                 0           3              0
    7............................            3                 0           2              0
    8 or more....................      1 and 2            10,200           0              0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $0.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($2,800) of the Qualified Contract or up to $10,000. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($10,000), and apply the Surrender Charge Percentages as follows:

       NUMBER OF CONTRACT                                                            AMOUNT OF
      ANNIVERSARIES SINCE                                AMOUNT       SURRENDER      SURRENDER
        PURCHASE PAYMENT           CONTRACT YEAR      ALLOCATED TO      CHARGE        CHARGE
         RECEIVED BY US           PAYMENT RECEIVED     SURRENDER      PERCENTAGE    (AMT X PCT)
      -------------------         ----------------    ------------    ----------    -----------
    0...........................           10            $    0           7%            $0
    1...........................            9                 0           7              0
    2...........................            8                 0           6              0
    3...........................            7                 0           6              0
    4...........................            6                 0           5              0
    5...........................            5                 0           4              0
    6...........................            4                 0           3              0
    7...........................            3                 0           2              0
    8 or more...................      1 and 2             3,000           0              0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $0.

     Since there are no Purchase Payments such that 7 or less policy anniversaries had passed since they were received, no part of the surrender proceeds are subject to a Surrender Charge. Hence, no Surrender Charge is assessed on this full surrender.

ILLUSTRATION 2

     Suppose Purchase Payments of $2,000 are made at the beginning of every Contract Year. No taxes are deducted from these Payments. In the middle of the third Contract Year, a partial surrender of $500 is requested. Suppose the Cash Value has grown to $7,000 at the time of the partial surrender request.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

           NUMBER OF CONTRACT
          ANNIVERSARIES SINCE                                    AMOUNT         AVAILABLE FOR
            PURCHASE PAYMENT               CONTRACT YEAR      ALLOCATED TO      ALLOCATION TO
             RECEIVED BY US               PAYMENT RECEIVED     SURRENDER      FUTURE SURRENDERS
          -------------------             ----------------    ------------    -----------------
      0.................................         3                $  0             $2,000
      1.................................         2                   0              2,000
      2.................................         1                 500              1,500

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($700) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($500) by the Guaranteed Free Surrender Amount ($700), and apply the Surrender Charge Percentages as follows:

       NUMBER OF CONTRACT                                                            AMOUNT OF
      ANNIVERSARIES SINCE                                AMOUNT       SURRENDER      SURRENDER
        PURCHASE PAYMENT           CONTRACT YEAR      ALLOCATED TO      CHARGE        CHARGE
         RECEIVED BY US           PAYMENT RECEIVED     SURRENDER      PERCENTAGE    (AMT X PCT)
      -------------------         ----------------    ------------    ----------    -----------
      0.........................         3                 $0             7%            $0
      1.........................         2                  0             7              0
      2.........................         1                  0             6              0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $0.

     The partial surrender will be allocated to $500 of payments made in the first Contract Year. But since 10 percent of the Cash Value ($700) of the Non-Qualified Contract could be surrendered under the Guaranteed Free Surrender Amount Provision, the partial surrender of $500 could be withdrawn without a surrender charge.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($700) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 and less than 10% there is no surrender charge.

     Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

     Assume that Purchase Payments of $2,000 have continually been made at the beginning of each Contract Year, and that in the middle of the tenth Contract Year, a partial surrender of $7,500 is requested. The Cash Value is $32,600 at the time of the partial surrender request.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

          NUMBER OF CONTRACT                                                       AMOUNT
         ANNIVERSARIES SINCE                                     AMOUNT         AVAILABLE FOR
           PURCHASE PAYMENT                CONTRACT YEAR      ALLOCATED TO      ALLOCATION TO
            RECEIVED BY US                PAYMENT RECEIVED     SURRENDER      FUTURE SURRENDERS
         -------------------              ----------------    ------------    -----------------
    0.................................             10            $    0            $2,000
    1.................................              9                 0             2,000
    2.................................              8                 0             2,000
    3.................................              7                 0             2,000
    4.................................              6                 0             2,000
    5.................................              5                 0             2,000
    6.................................              4             2,000                 0
    7.................................              3             2,000                 0
    8 or more.........................        1 and 2             3,500                 0

IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as 10% of the Cash Value ($3,260) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($3,500) in Contract Years 1 and 2 by the Guaranteed Free Surrender Amount ($3,260), and apply the Surrender Charge Percentages as follows:

           NUMBER OF CONTRACT                                                                AMOUNT OF
          ANNIVERSARIES SINCE                                    AMOUNT       SURRENDER      SURRENDER
            PURCHASE PAYMENT               CONTRACT YEAR      ALLOCATED TO      CHARGE        CHARGE
             RECEIVED BY US               PAYMENT RECEIVED     SURRENDER      PERCENTAGE    (AMT X PCT)
          -------------------             ----------------    ------------    ----------    -----------
    6...................................            4            $2,000           3%            $60
    7...................................            3             2,000           2              40
    8 or more...........................      1 and 2               240           0               0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $100.

     The Surrender Charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $7,600.

IF THE CONTRACT IS A QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($3,260) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10 percent), there is no surrender charge.

     Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

     Assuming that in the middle of the twelfth Contract Year, a full surrender with the full proceeds being settled under Settlement Option 3, Single Life Income for 10 years certain and during the balance of the annuitant's lifetime, payments of $2,000 have continuously been made at the beginning of each contract year. The Cash Value at the time of the full surrender is $26,000. Since this example assumes a full surrender is being made, the Annual Contract Charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value of $25,970.

     Since the full proceeds are being applied to Settlement Option 3, the Surrender Charge is $0. The entire remaining Cash Value of $25,970 is applied to the settlement option.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 THE MONYMASTER

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 1999

                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                        MONY AMERICA VARIABLE ACCOUNT A

                                      AND

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 1999 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at 1740 Broadway, New York, New York 10019, Mail Drop or by calling 1-800-487-6669.

                               TABLE OF CONTENTS

                            ITEM                              PAGE
                            ----                              ----
MONY Life Insurance Company of America......................    1
Legal Opinion...............................................    1
Independent Accountants.....................................    1
Federal Tax Status..........................................    2
Performance Data............................................    5
Financial Statements........................................  F-1

     Form No. 13454SL(5/99)                                        33-20453

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America ("Company"), is a stock life insurance company organized in the state of Arizona. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969, re-named Vico Life Insurance Company on July 7, 1972, and re-named Consumers National Life Insurance Company on December 22, 1977. MONY Life Insurance Company ("MONY") purchased Consumers National Life Insurance Company on December 10, 1981 and changed the corporate name to MONY Life Insurance Company of America. The Company is currently licensed to sell life insurance in 49 states (not including New York), the District of Columbia, the U.S. Virgin Island, and Puerto Rico.


     The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). MONY was organized under the laws of the state of New York in 1842 as a mutual life insurance company under the name The Mutual Life Insurance Company of New York. MONY converted to a stock life insurance company in November 1998 through demutualization and assumed its present name at that time. In addition, MONY became a wholly-owned subsidiary of The MONY Group Inc. The principal offices of both MONY and the Company are at 1740 Broadway, New York, New York 10019. MONY had consolidated assets at the end of 1999 of approximately $
billion. As of December 31, 1999, MONY had approximately $     million invested
in the Company to support its insurance operations. MONY intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, MONY is under no obligation to make such contributions, and its assets do not back the benefits payable under the Contracts.



     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent) based upon an analysis of financial condition and operating performance. At the same date, MONY was rated A on the same basis. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.


     The Company has a service agreement with MONY whereby MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the Contract itself utilizing the services provided by MONY as a part of the Service Agreement.


     During 1999, the Company paid MONY $       for all services provided under
the Service Agreement.


                                 LEGAL OPINION

     Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of Arizona law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Willard G. Eldred, Esq., then Vice President and Deputy General Counsel, MONY.

                            INDEPENDENT ACCOUNTANTS

     The audited financial statements of the Company and the Variable Account appearing on the following pages have been audited by PricewaterhouseCoopers LLP, independent accountants, and are included herein in reliance on the reports of said firm given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York 10036.

                                       (1)

                               FEDERAL TAX STATUS

INTRODUCTION

     The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice.

     Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

TAXATION OF ANNUITIES IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other nonindividual Contractholders, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

     A Contractholder who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employee contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special elective 5-year (and, for certain eligible persons, 10-year) income averaging in the case of certain Qualified Contracts. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Contractholder's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

     Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments less prior non-taxable distributions, and the balance is treated as a non-taxable return of principal to the Contractholder. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

     There are special rules for Qualified Plans or contracts involving 85 percent or more employee contributions. Since the cost basis of Qualified Contracts is generally zero, however, partial surrender amounts will generally be fully taxed as ordinary income.

     A Contractholder who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

ANNUITY PAYMENTS

     The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments
                                       (2)
for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

PENALTY TAX

     Payments received by Contractholders, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal payments made for life or life expectancy following separation from service; (c) after the death of the Contractholder (or, where the Contractholder is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; or (f) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts received as an immediate annuity.

INCOME TAX WITHHOLDING

     The Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/ her beneficiary, or a period certain of not less than 10 years, or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

DIVERSIFICATION STANDARDS

     The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

     The Secretary of the Treasury has announced that he expects to issue regulations or Revenue Rulings that will prescribe the circumstances in which a Contractholder's control of the investments of a segregated asset account may cause the Contractholder, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or Revenue Rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or Revenue Rulings. Since the regulations or
                                       (3)

Revenue Rulings have not been issued, there can be no assurance as to the content of such regulations or Revenue Rulings or even whether application of the regulations or Revenue Rulings will be prospective. For these reasons, Contractholders are urged to consult with their own tax advisers.

QUALIFIED PLANS

     The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Moreover, many of these tax rules were changed by the Tax Reform Act of 1986. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages available under Section 403(b).

H.R. 10 PLANS

     The Self-Employed Individuals Tax Retirement Act of 1962, as amended, which is commonly referred to as "H.R. 10," permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into an Individual Retirement Account or Annuity.

CORPORATE PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

CERTAIN GOVERNMENTAL ENTITIES

     Section 457 of the Code permits certain governmental entities to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.
                                       (4)

                                PERFORMANCE DATA

MONEY MARKET SUBACCOUNT


     For the seven-day period ended December 31, 1999, the yield was      % and
the effective yield was      %.


     The yield is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

     The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     As the Money Market Subaccount invests only in shares of the Money Market Portfolio of the Fund, the First Day Value reflects the per share net asset value of the Money Market Portfolio (which will normally be $1.00) and the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of the Variable Account at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated). Not reflected in either the yield or effective yield are surrender charges, which will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

                                       (5)

SUBACCOUNTS OTHER THAN MONEY MARKET SUBACCOUNT

TOTAL RETURN:

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming full surrender of the Contract for cash at the end of the period, for the periods indicated is shown in the table below. This table does not reflect the impact of the tax laws, if any, on total return as a result of the surrender.

                        MONY AMERICA VARIABLE ACCOUNT A

                                  TOTAL RETURN
                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                     PERIOD AND SURRENDER AT END OF PERIOD)


                                                                                               FOR THE
                                   FOR THE             FOR THE             FOR THE          PERIOD SINCE
                                1 YEAR ENDED        5 YEARS ENDED      10 YEARS ENDED     INCEPTION THROUGH
SUBACCOUNT                    DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
----------                    -----------------   -----------------   -----------------   -----------------
Enterprise Equity...........         7.20%              20.26%              14.80%              15.00%
Enterprise Small Company
  Value.....................        15.68%              17.24%              15.02%              14.93%
Enterprise Managed..........        -0.19%              18.66%              15.03%              16.32%
Enterprise International
  Growth....................        33.94%              15.02%                N/A               14.45%
Enterprise High Yield.......        -4.17%               7.53%                N/A                7.51%
MONY Government Securities..        -7.48%               3.19%                N/A                3.25%
MONY Intermediate Bond......        -7.75%               4.26%               5.18%               5.41%
MONY Long Term Bond.........       -15.59%               6.03%               6.46%               6.80%


---------------
MONY America Variable Account A commenced operations on November 25, 1987. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, January 1988 for the Intermediate Term Bond Subaccount, February 1988 for the Long Term Bond Subaccount, November 1994 for the Government Securities Subaccount, and November 1994 for the International Growth, and for the High Yield Bond Subaccounts. Total return is not indicative of future performance.

     The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Advisory Fees described in the Prospectus (see "Investment Advisory Fee" at page 23) and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                       (6)

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the table below.

                        MONY AMERICA VARIABLE ACCOUNT A
                                  TOTAL RETURN
                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                    PERIOD AND CONTRACT CONTINUES IN FORCE)


                                                                                               FOR THE
                                   FOR THE             FOR THE             FOR THE          PERIOD SINCE
                                1 YEAR ENDED        5 YEARS ENDED      10 YEARS ENDED     INCEPTION THROUGH
         SUBACCOUNT           DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
         ----------           -----------------   -----------------   -----------------   -----------------
Enterprise Equity...........        13.40%              20.61%              14.80%              15.00%
Enterprise Small Company
  Value.....................        21.83%              17.65%              15.02%              14.93%
Enterprise Managed..........         6.07%              19.04%              15.03%              16.32%
Enterprise International
  Growth....................        39.96%              15.48%                N/A               14.86%
Enterprise High Yield.......         2.12%               8.16%                N/A                8.06%
MONY Government Securities..        -1.18%               3.95%                N/A                3.95%
MONY Intermediate Bond......        -1.44%               4.98%               5.18%               5.41%
MONY Long Term Bond.........        -9.23%               6.70%               6.46%               6.80%


---------------
MONY America Variable Account A commenced operations on November 25, 1987. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, January 1988 for the Intermediate Term Bond Subaccount, February 1988 for the Long Term Bond Subaccount, November 1994 for the Government Securities Subaccount, and November 1994 for the International Growth and for the High Yield Bond Subaccounts. Total return is not indicative of future performance.

     The table above reflects the same assumptions and results as the table appearing on page 6, except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the table above reflects the average annual total return a Contractholder would have received during that period if he did not surrender his Contract.

     In addition to the average annual total returns shown above, average annual total returns may also be shown for the average purchase payment made by a purchaser of the Contract. For 1997, this amount was $25,000. The following tables show average annual total returns calculated on the same basis as the two tables above, except that the purchase payment is $25,000.

                                       (7)

                        MONY AMERICA VARIABLE ACCOUNT A

                                  TOTAL RETURN
                   (ASSUMING $25,000 PAYMENT AT BEGINNING OF
                     PERIOD AND SURRENDER AT END OF PERIOD)


                                                                                               FOR THE
                                   FOR THE             FOR THE             FOR THE          PERIOD SINCE
                                1 YEAR ENDED        5 YEARS ENDED      10 YEARS ENDED     INCEPTION THROUGH
         SUBACCOUNT           DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
         ----------           -----------------   -----------------   -----------------   -----------------
Equity......................
Small Company Value.........
Managed.....................
International Growth........
High Yield Bond.............
Intermediate Term Bond......
Long Term Bond..............
Government Securities.......


---------------
MONY America Variable Account A commenced operations on November 25, 1987. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, January 1988 for the Intermediate Term Bond Subaccount, February 1988 for the Long Term Bond Subaccount, November 1994 for the Government Securities Subaccount, and November 1994 for the International Growth and for the High Yield Bond Subaccounts. Total return is not indicative of future performance.

                        MONY AMERICA VARIABLE ACCOUNT A

                                  TOTAL RETURN
                   (ASSUMING $25,000 PAYMENT AT BEGINNING OF
                    PERIOD AND CONTRACT CONTINUES IN FORCE)


                                                                                               FOR THE
                                   FOR THE             FOR THE             FOR THE          PERIOD SINCE
                                1 YEAR ENDED        5 YEARS ENDED      10 YEARS ENDED     INCEPTION THROUGH
         SUBACCOUNT           DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
         ----------           -----------------   -----------------   -----------------   -----------------
Equity......................
Small Company Value.........
Managed.....................
International Growth........
High Yield Bond.............
Intermediate Term Bond......
Long Term Bond..............
Government Securities.......


---------------
MONY America Variable Account A commenced operations on November 25, 1987. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, January 1988 for the Intermediate Term Bond Subaccount, February 1988 for the Long Term Bond Subaccount, November 1994 for the Government Securities Subaccount, and November 1994 for the International Growth and for the High Yield Bond Subaccounts. Total return is not indicative of future performance.

                                       (8)

30-DAY YIELD:

     The yield for the Intermediate Term Bond, Long Term Bond, Government Securities and High Yield Bond Subaccounts is shown in the table below.

                        MONY AMERICA VARIABLE ACCOUNT A

                            YIELD FOR 30-DAY PERIOD


                                                     INTERMEDIATE   LONG TERM   GOVERNMENT   HIGH YIELD
              YIELD FOR 30 DAYS ENDED                 TERM BOND       BOND      SECURITIES      BOND
              -----------------------                ------------   ---------   ----------   ----------
December 31, 1999..................................   5.09%          5.30%       4.98%        8.10%


---------------
The 30-day yield is not indicative of future results.

     For the Intermediate Term Bond, and Long Term Bond, Government Securities, and High Yield Bond Portfolios, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and (iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other receivables-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

     The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

     Net investment income of the corresponding Portfolio less all charges and expenses imposed by the Variable Account is divided by the product of the average daily number of Units outstanding and the value of one Unit on the last day of the period. The sum of the quotient and 1 is raised to the 6th power, 1 is subtracted from the result, and then multiplied by 2.

                                       (9)

PERIOD TO DATE TOTAL RETURN:



     The tables below show total returns for the period to date (January 1, 2000 to February 11, 2000) which have not been annualized and which assume, respectively, a $1,000 and a $25,000 payment made at the beginning of the period and reflecting the same assumptions and results as the table appearing on page 5, except, in the case of the column headed "Contract Continues In Force", no contingent deferred sales (surrender) charge or annual contract charge has been deducted:


                        MONY AMERICA VARIABLE ACCOUNT A


                          PERIOD TO DATE TOTAL RETURN


                         JANUARY 1 TO FEBRUARY 11, 2000


(ASSUMING $1,000 PAYMENT AT BEGINNING OF PERIOD AND CONTRACT CONTINUES IN FORCE)



                                                                              NO SURRENDER
                                                           SURRENDER AT    CONTRACT CONTINUES
                       SUBACCOUNT                          END OF PERIOD        IN FORCE
                       ----------                          -------------   ------------------
Enterprise Equity........................................      -5.54%             1.54%
Enterprise Small Company Value...........................      -7.89%            -0.91%
Enterprise Managed.......................................     -14.44%            -6.29%
Enterprise International Growth..........................      -8.72%            -1.97%
Enterprise High Yield....................................      -7.68%            -0.91%
MONY Government Securities...............................      -7.40%            -0.51%
MONY Intermediate Bond...................................      -7.25%            -0.51%
MONY Long Term Bond......................................      -5.60%             1.16%


                        MONY AMERICA VARIABLE ACCOUNT A

                           YEAR TO DATE TOTAL RETURN

                         JANUARY 1 TO FEBRUARY 11, 2000

               (ASSUMING $25,000 PAYMENT AT BEGINNING OF PERIOD)


                                                           SURRENDER AT    CONTRACT CONTINUES
                       SUBACCOUNT                          END OF PERIOD        IN FORCE
                       ----------                          -------------   ------------------
Equity...................................................
Managed..................................................
Small Company Value......................................
International Growth.....................................
High Yield Bond..........................................
Intermediate Term Bond...................................
Long Term Bond...........................................
Government Securities....................................


OTHER NON-STANDARDIZED PERFORMANCE DATA:

     From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

                              FINANCIAL STATEMENTS

     The financial statements of the Company should be distinguished from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                      (10)

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
With respect to MONY America Variable Account A
  Report of Independent Accountants.........................  F-2
  Statements of assets and liabilities as of December 31,
     1999...................................................  F-3
  Statements of operations for the year ended December 31,
     1999...................................................  F-6
  Statements of changes in net assets for the years ended
     December 31, 1999 and 1998.............................  F-9
  Notes to financial statements.............................  F-13
With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants.........................  F-
  Balance sheets as of December 31, 1999 and 1998...........  F-
  Statements of income and comprehensive income for the
     years ended December 31, 1999, 1998 and 1997...........  F-
  Statements of changes in shareholder's equity for the
     years ended December 31, 1999, 1998 and 1997...........  F-
  Statements of cash flows for the years ended December 31,
     1999, 1998 and 1997....................................  F-
  Notes to financial statements.............................  F-

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONYMaster and
ValueMaster:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONYMaster's and ValueMaster's Subaccounts of MONY America Variable Account A at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999


                                                                 MONYMASTER                                              VALUEMASTER
                       -----------------------------------------------------------------------------------------------   -----------
                                                                  MONY SERIES FUND, INC.
                       -------------------------------------------------------------------------------------------------------------
                         EQUITY       EQUITY     INTERMEDIATE    LONG TERM                     MONEY       GOVERNMENT       MONEY
                         GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET      SECURITIES      MARKET
                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                       ----------   ----------   ------------   -----------   -----------   ------------   -----------   -----------
ASSETS
Shares held in
  respective Funds...     25,357       44,463      3,205,968      4,418,761       64,796     188,185,762     2,947,331    1,366,609
                       ==========   ==========   ===========    ===========   ==========    ============   ===========   ==========
Investments at
  cost...............  $ 973,007    $1,057,483   $35,453,853    $60,699,894   $1,208,296    $188,185,762   $32,639,962   $1,366,609
                       ==========   ==========   ===========    ===========   ==========    ============   ===========   ==========
Investments in
  respective Funds,
  at net asset
  value..............  $1,233,638   $1,041,319   $34,688,573    $54,439,134   $1,485,782    $188,185,762   $32,155,384   $1,366,609
Amount due from MONY
  America............          0            0          1,678          1,580            0             635            74            0
Amount due from
  respective Funds...          7            0          5,997          9,201           23         140,996            54            0
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
Total assets.........  1,233,645    1,041,319     34,696,248     54,449,915    1,485,805     188,327,393    32,155,512    1,366,609
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
LIABILITIES
Amount due to MONY
  America............        668          561         25,298         39,550          819         244,590        17,825          748
Amount due to
  respective Funds...          0            0          1,678          1,580            0             635            74            0
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
Total liabilities....        668          561         26,976         41,130          819         245,225        17,899          748
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
Net assets...........  $1,232,977   $1,040,758   $34,669,272    $54,408,785   $1,484,986    $188,082,168   $32,137,613   $1,365,861
                       ==========   ==========   ===========    ===========   ==========    ============   ===========   ==========
Net assets consist
  of:
  Contractholders'
    net payments.....  $(742,208)   $(568,648)   $25,054,724    $38,405,868   $ (936,075)   $155,852,231   $29,298,759   $  880,402
  Undistributed net
    investment
    income...........    559,894      896,287      9,131,160     17,725,913    1,230,313      32,229,937     1,857,971      485,459
  Accumulated net
    realized gain on
    investments......  1,154,660      729,283      1,248,668      4,537,764      913,262               0     1,465,461            0
  Net unrealized
    appreciation
    (depreciation) of
    investments......    260,631      (16,164)      (765,280)    (6,260,760)     277,486               0      (484,578)           0
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
Net assets...........  $1,232,977   $1,040,758   $34,669,272    $54,408,785   $1,484,986    $188,082,168   $32,137,613   $1,365,861
                       ==========   ==========   ===========    ===========   ==========    ============   ===========   ==========
Number of units
  outstanding*.......     18,277       22,870      1,787,011      2,404,096       31,223      11,514,180     2,571,506       91,553
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------

Net asset value
  per unit
  outstanding*.......  $   67.46    $   45.51    $     19.40    $     22.63   $    47.56    $      16.33   $     12.50   $    14.92
                       ==========   ==========   ===========    ===========   ==========    ============   ===========   ==========


---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999


                                                                          VALUEMASTER
                                                     ------------------------------------------------------
                                                                     OCC ACCUMULATION TRUST
                                                     ------------------------------------------------------
                                                     US GOVERNMENT
                                                        INCOME         EQUITY     SMALL CAP      MANAGED
                                                     SUBACCOUNT**    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                     -------------   ----------   ----------   ------------
ASSETS
Shares held in respective Funds....................       74,827         44,918       86,888        552,782
                                                      ==========     ==========   ==========   ============
Investments at cost................................   $  797,668     $1,542,758   $1,969,943   $ 20,370,585
                                                      ==========     ==========   ==========   ============
Investments in respective Funds, at net asset
  value............................................   $  748,275     $1,687,103   $1,956,719   $ 24,128,930
                                                      ----------     ----------   ----------   ------------
          Total assets.............................      748,275      1,687,103    1,956,719     24,128,930
                                                      ----------     ----------   ----------   ------------
LIABILITIES
Amount due to MONY America.........................          411            914        1,031         13,607
                                                      ----------     ----------   ----------   ------------
          Total liabilities........................          411            914        1,031         13,607
                                                      ----------     ----------   ----------   ------------
Net Assets.........................................   $  747,864     $1,686,189   $1,955,688   $ 24,115,323
                                                      ==========     ==========   ==========   ============
Net assets consist of:
  Contractholders' net payments....................   $ (660,107)    $ (701,032)  $  791,466   $(10,711,206)
  Undistributed net investment income..............    1,384,526        336,754      278,077      3,990,006
  Accumulated net realized gain on investments.....       72,838      1,906,122      899,369     27,078,178
  Net unrealized appreciation (depreciation) of
     investments...................................      (49,393)       144,345      (13,224)     3,758,345
                                                      ----------     ----------   ----------   ------------
Net assets.........................................   $  747,864     $1,686,189   $1,955,688   $ 24,115,323
                                                      ==========     ==========   ==========   ============
Number of units outstanding*.......................       42,106         36,767       64,751        430,299
                                                      ----------     ----------   ----------   ------------
Net asset value per unit outstanding*..............   $    17.76     $    45.86   $    30.20   $      56.04
                                                      ==========     ==========   ==========   ============


---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Bond subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999


                                                                    MONYMASTER
                                    ---------------------------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------
                                                   SMALL COMPANY                    INTERNATIONAL   HIGH YIELD
                                       EQUITY         VALUE**         MANAGED          GROWTH          BOND
                                     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                    ------------   -------------   --------------   -------------   -----------
ASSETS
Shares held in respective Funds...    11,089,816     10,102,881        47,693,628      8,974,686     11,423,224
                                    ============   ============    ==============    ===========    ===========
Investments at cost...............  $401,527,495   $283,492,902    $1,893,658,624    $63,041,146    $62,107,608
                                    ============   ============    ==============    ===========    ===========
Investments in respective Funds,
  at net asset value..............  $428,288,683   $317,735,622    $1,731,278,678    $83,374,829    $57,801,515
Amount due from MONY America......        11,047         10,248            36,155          6,988          2,047
Amount due from respective
  Funds...........................       119,335         69,902         1,022,390        142,666         70,046
                                    ------------   ------------    --------------    -----------    -----------
          Total assets............   428,419,065    317,815,772     1,732,337,223     83,524,483     57,873,608
                                    ------------   ------------    --------------    -----------    -----------
LIABILITIES
Amount due to MONY America........       349,370        240,970         1,971,203        185,935        102,344
Amount due to respective Funds....        11,047         10,248            36,155          6,988          2,047
                                    ------------   ------------    --------------    -----------    -----------
          Total liabilities.......       360,417        251,218         2,007,358        192,923        104,391
                                    ------------   ------------    --------------    -----------    -----------
Net assets........................  $428,058,648   $317,564,554    $1,730,329,865    $83,331,560    $57,769,217
                                    ============   ============    ==============    ===========    ===========
Net assets consist of:
  Contractholders' net payments...  $176,294,785   $108,608,588    $  398,738,885    $44,178,413    $46,128,214
  Undistributed net investment
     income.......................    70,084,287     76,001,551       635,530,723      5,412,573     18,488,495
  Accumulated net realized gain
     (loss) on investments........   154,918,388     98,711,695       858,440,203     13,406,891     (2,541,399)
  Net unrealized appreciation
     (depreciation) of
     investments..................    26,761,188     34,242,720      (162,379,946)    20,333,683     (4,306,093)
                                    ------------   ------------    --------------    -----------    -----------
Net assets........................  $428,058,648   $317,564,554    $1,730,329,865    $83,331,560    $57,769,217
                                    ============   ============    ==============    ===========    ===========
Number of units outstanding*......     8,378,174      6,338,206        28,518,300      4,031,563      3,816,497
                                    ------------   ------------    --------------    -----------    -----------
Net asset value per unit
  outstanding*....................  $      51.09   $      50.10    $        60.67    $     20.67    $     15.14
                                    ============   ============    ==============    ===========    ===========


---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                  MONYMASTER
                               ---------------------------------------------------------------------------------
                                                            MONY SERIES FUND, INC.
                               ---------------------------------------------------------------------------------
                                 EQUITY       EQUITY     INTERMEDIATE    LONG TERM                      MONEY
                                 GROWTH       INCOME      TERM BOND         BOND       DIVERSIFIED     MARKET
                               SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                               ----------   ----------   ------------   ------------   -----------   -----------
Dividend income..............   $124,351    $ 205,455    $ 2,160,506    $  5,049,948    $197,329     $10,654,175
Mortality and expense risk
  charges....................    (18,110)     (14,933)      (535,651)       (982,859)    (20,203)     (2,745,193)
                                --------    ---------    -----------    ------------    --------     -----------
Net investment income........    106,241      190,522      1,624,855       4,067,089     177,126       7,908,982
                                --------    ---------    -----------    ------------    --------     -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain on
    investments..............    547,933      201,622        520,414         270,896     238,935               0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments..............   (220,215)    (309,904)    (2,618,836)    (12,003,509)    (18,426)              0
                                --------    ---------    -----------    ------------    --------     -----------
Net realized and unrealized
  gain (loss) on
  investments................    327,718     (108,282)    (2,098,422)    (11,732,613)    220,509               0
                                --------    ---------    -----------    ------------    --------     -----------
Net increase (decrease) in
  net assets resulting from
  operations.................   $433,959    $  82,240    $  (473,567)   $ (7,665,524)   $397,635     $ 7,908,982
                                ========    =========    ===========    ============    ========     ===========

                               MONYMASTER    VALUEMASTER
                               -----------   -----------
                                MONY SERIES FUND, INC.
                               -------------------------
                               GOVERNMENT       MONEY
                               SECURITIES      MARKET
                               SUBACCOUNT    SUBACCOUNT
                               -----------   -----------
Dividend income..............  $ 1,378,515    $109,700
Mortality and expense risk
  charges....................     (522,551)    (28,426)
                               -----------    --------
Net investment income........      855,964      81,274
                               -----------    --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain on
    investments..............      413,946           0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments..............   (1,567,230)          0
                               -----------    --------
Net realized and unrealized
  gain (loss) on
  investments................   (1,153,284)          0
                               -----------    --------
Net increase (decrease) in
  net assets resulting from
  operations.................  $  (297,320)   $ 81,274
                               ===========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                             VALUEMASTER
                                                        -----------------------------------------------------
                                                                       OCC ACCUMULATION TRUST
                                                        -----------------------------------------------------
                                                        US GOVERNMENT
                                                           INCOME         EQUITY     SMALL CAP      MANAGED
                                                         SUBACCOUNT*    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                        -------------   ----------   ----------   -----------
Dividend income.......................................    $ 40,938       $138,601    $  16,419    $ 1,770,170
Mortality and expense risk charges....................     (10,740)       (28,829)     (30,574)      (402,054)
                                                          --------       --------    ---------    -----------
Net investment income (loss)..........................      30,198        109,772      (14,155)     1,368,116
                                                          --------       --------    ---------    -----------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments.............     (16,280)       773,134      155,055      7,422,893
  Net change in unrealized appreciation (depreciation)
     of investments...................................     (39,941)      (815,026)    (244,817)    (7,399,886)
                                                          --------       --------    ---------    -----------
Net realized and unrealized gain (loss) on
  investments.........................................     (56,221)       (41,892)     (89,762)        23,007
                                                          --------       --------    ---------    -----------
Net increase (decrease) in net assets resulting from
  operations..........................................    $(26,023)      $ 67,880    $(103,917)   $ 1,391,123
                                                          ========       ========    =========    ===========


---------------
* Formerly Bond subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                     MONYMASTER
                                     --------------------------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------------
                                                    SMALL COMPANY                   INTERNATIONAL   HIGH YIELD
                                        EQUITY          VALUE          MANAGED         GROWTH          BOND
                                      SUBACCOUNT    SUBACCOUNT *     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                     ------------   -------------   -------------   -------------   -----------
Dividend income....................  $ 39,768,599    $23,788,443    $ 342,664,482    $ 2,011,358    $ 7,554,585
Mortality and expense risk
  charges..........................    (6,061,633)    (4,244,974)     (26,357,448)      (891,028)      (986,199)
                                     ------------    -----------    -------------    -----------    -----------
Net investment income..............    33,706,966     19,543,469      316,307,034      1,120,330      6,568,386
                                     ------------    -----------    -------------    -----------    -----------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments...................    39,802,012     30,282,041      172,825,057      5,948,548     (3,941,526)
  Net change in unrealized
     appreciation (depreciation) of
     investments...................   (17,505,186)    17,822,716     (339,034,818)    17,836,014       (821,866)
                                     ------------    -----------    -------------    -----------    -----------
Net realized and unrealized gain
  (loss) on investments............    22,296,826     48,104,757     (166,209,761)    23,784,562     (4,763,392)
                                     ------------    -----------    -------------    -----------    -----------
Net increase in net assets
  resulting from operations........  $ 56,003,792    $67,648,226    $ 150,097,273    $24,904,892    $ 1,804,994
                                     ============    ===========    =============    ===========    ===========

---------------
* Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                            MONYMASTER
                                                         -------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                                         -------------------------------------------------
                                                              EQUITY GROWTH             EQUITY INCOME
                                                               SUBACCOUNT                SUBACCOUNT
                                                         -----------------------   -----------------------
                                                            1999         1998         1999         1998
                                                         ----------   ----------   ----------   ----------
From operations:
  Net investment income................................  $  106,241   $  225,073   $  190,522   $  186,231
  Net realized gain on investments.....................     547,933      131,932      201,622      154,874
  Net change in unrealized appreciation (depreciation)
    of investments.....................................    (220,215)     (34,914)    (309,904)    (198,816)
                                                         ----------   ----------   ----------   ----------
Net increase (decrease) in net assets resulting
  from operations......................................     433,959      322,091       82,240      142,289
                                                         ----------   ----------   ----------   ----------
From unit transactions:
  Net proceeds from the issuance of units..............     113,679       29,672       23,855       33,985
  Net asset value of units redeemed or used to meet
    contract obligations...............................    (890,715)    (276,074)    (349,667)    (329,978)
                                                         ----------   ----------   ----------   ----------
Net increase (decrease) from unit transactions.........    (777,036)    (246,402)    (325,812)    (295,993)
                                                         ----------   ----------   ----------   ----------
Net increase (decrease) in net assets..................    (343,077)      75,689     (243,572)    (153,704)
Net assets beginning of year...........................   1,576,054    1,500,365    1,284,330    1,438,034
                                                         ----------   ----------   ----------   ----------
Net assets end of year*................................  $1,232,977   $1,576,054   $1,040,758   $1,284,330
                                                         ==========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning of year....................      31,847       37,580       30,115       37,519
Units issued during the year...........................       1,784          679          425          802
Units redeemed during the year.........................     (15,354)      (6,412)      (7,670)      (8,206)
                                                         ----------   ----------   ----------   ----------
Units outstanding end of year..........................      18,277       31,847       22,870       30,115
                                                         ==========   ==========   ==========   ==========

---------------
* Includes undistributed net investment income of:       $  559,894   $  453,653   $  896,287   $  705,765
                                                         ==========   ==========   ==========   ==========

                                                                                MONYMASTER
                                                         --------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                                         --------------------------------------------------------
                                                           INTERMEDIATE TERM BOND           LONG TERM BOND
                                                                 SUBACCOUNT                   SUBACCOUNT
                                                         --------------------------   ---------------------------
                                                             1999          1998           1999           1998
                                                         ------------   -----------   ------------   ------------
From operations:
  Net investment income................................  $  1,624,855   $ 1,494,311   $  4,067,089   $  2,645,761
  Net realized gain on investments.....................       520,414       888,198        270,896      3,237,119
  Net change in unrealized appreciation (depreciation)
    of investments.....................................    (2,618,836)       76,556    (12,003,509)        71,611
                                                         ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting
  from operations......................................      (473,567)    2,459,065     (7,665,524)     5,954,491
                                                         ------------   -----------   ------------   ------------
From unit transactions:
  Net proceeds from the issuance of units..............     6,953,515    20,238,046     13,318,859     60,292,920
  Net asset value of units redeemed or used to meet
    contract obligations...............................   (19,132,505)  (11,236,483)   (50,488,659)   (27,360,952)
                                                         ------------   -----------   ------------   ------------
Net increase (decrease) from unit transactions.........   (12,178,990)    9,001,563    (37,169,800)    32,931,968
                                                         ------------   -----------   ------------   ------------
Net increase (decrease) in net assets..................   (12,652,557)   11,460,628    (44,835,324)    38,886,459
Net assets beginning of year...........................    47,321,829    35,861,201     99,244,109     60,357,650
                                                         ------------   -----------   ------------   ------------
Net assets end of year*................................  $ 34,669,272   $47,321,829   $ 54,408,785   $ 99,244,109
                                                         ============   ===========   ============   ============
Unit transactions:
Units outstanding beginning of year....................     2,414,529     1,941,792      4,000,596      2,645,732
Units issued during the year...........................       357,020     1,055,742        552,831      2,492,768
Units redeemed during the year.........................      (984,538)     (583,005)    (2,149,331)    (1,137,904)
                                                         ------------   -----------   ------------   ------------
Units outstanding end of year..........................     1,787,011     2,414,529      2,404,096      4,000,596
                                                         ============   ===========   ============   ============
---------------
* Includes undistributed net investment income of:       $  9,131,160   $ 7,506,305   $ 17,725,913   $ 13,658,824
                                                         ============   ===========   ============   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                                   MONYMASTER
                                                     ----------------------------------------------------------------------
                                                                             MONY SERIES FUND, INC.
                                                     ----------------------------------------------------------------------
                                                                                                                GOVERNMENT
                                                           DIVERSIFIED                 MONEY MARKET             SECURITIES
                                                           SUBACCOUNT                   SUBACCOUNT              SUBACCOUNT
                                                     -----------------------   -----------------------------   ------------
                                                        1999         1998          1999            1998            1999
                                                     ----------   ----------   -------------   -------------   ------------
From operations:
  Net investment income............................  $  177,126   $  322,270   $   7,908,982   $   8,309,890   $    855,964
  Net realized gain on investments.................     238,935      156,896               0               0        413,946
  Net change in unrealized appreciation
    (depreciation) of investments..................     (18,426)    (192,414)              0               0     (1,567,230)
                                                     ----------   ----------   -------------   -------------   ------------
Net increase (decrease) in net assets resulting
  from operations..................................     397,635      286,752       7,908,982       8,309,890       (297,320)
                                                     ----------   ----------   -------------   -------------   ------------
From unit transactions:
  Net proceeds from the issuance of units..........      39,174       71,356     257,074,463   1,105,652,600     13,125,878
  Net asset value of units redeemed or used to meet
    contract obligations...........................    (522,189)    (461,042)   (364,870,852)   (956,073,355)   (25,844,182)
                                                     ----------   ----------   -------------   -------------   ------------
Net increase (decrease) from unit transactions.....    (483,015)    (389,686)   (107,796,389)    149,579,245    (12,718,304)
                                                     ----------   ----------   -------------   -------------   ------------
Net increase (decrease) in net assets..............     (85,380)    (102,934)    (99,887,407)    157,889,135    (13,015,624)
Net assets beginning of year.......................   1,570,366    1,673,300     287,969,575     130,080,440     45,153,237
                                                     ----------   ----------   -------------   -------------   ------------
Net assets end of year*............................  $1,484,986   $1,570,366   $ 188,082,168   $ 287,969,575   $ 32,137,613
                                                     ==========   ==========   =============   =============   ============
Unit transactions:
Units outstanding beginning of year................      42,575       55,440      18,280,159       8,585,010      3,591,602
Units issued during the year.......................         738        2,111      16,060,294      71,354,491      1,047,600
Units redeemed during the year.....................     (12,090)     (14,976)    (22,826,273)    (61,659,342)    (2,067,696)
                                                     ----------   ----------   -------------   -------------   ------------
Units outstanding end of year......................      31,223       42,575      11,514,180      18,280,159      2,571,506
                                                     ==========   ==========   =============   =============   ============

---------------
* Includes undistributed net investment income of:   $1,230,313   $1,053,187   $  32,229,937   $  24,320,955   $  1,857,971
                                                     ==========   ==========   =============   =============   ============

                                                     MONYMASTER           VALUEMASTER
                                                     -----------   -------------------------
                                                             MONY SERIES FUND, INC.
                                                     ---------------------------------------
                                                     GOVERNMENT              MONEY
                                                     SECURITIES             MARKET
                                                     SUBACCOUNT           SUBACCOUNT
                                                     -----------   -------------------------
                                                        1998          1999          1998
                                                     -----------   -----------   -----------
From operations:
  Net investment income............................  $   549,166   $    81,274   $    77,747
  Net realized gain on investments.................      773,944             0             0
  Net change in unrealized appreciation
    (depreciation) of investments..................      207,004             0             0
                                                     -----------   -----------   -----------
Net increase (decrease) in net assets resulting
  from operations..................................    1,530,114        81,274        77,747
                                                     -----------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance of units..........   34,260,541     1,362,402     4,927,649
  Net asset value of units redeemed or used to meet
    contract obligations...........................  (11,620,889)   (2,037,957)   (4,747,240)
                                                     -----------   -----------   -----------
Net increase (decrease) from unit transactions.....   22,639,652      (675,555)      180,409
                                                     -----------   -----------   -----------
Net increase (decrease) in net assets..............   24,169,766      (594,281)      258,156
Net assets beginning of year.......................   20,983,471     1,960,142     1,701,986
                                                     -----------   -----------   -----------
Net assets end of year*............................  $45,153,237   $ 1,365,861   $ 1,960,142
                                                     ===========   ===========   ===========
Unit transactions:
Units outstanding beginning of year................    1,761,542       136,239       122,178
Units issued during the year.......................    2,769,576        93,939       347,333
Units redeemed during the year.....................     (939,516)     (138,625)     (333,272)
                                                     -----------   -----------   -----------
Units outstanding end of year......................    3,591,602        91,553       136,239
                                                     ===========   ===========   ===========
---------------
* Includes undistributed net investment income of:   $ 1,002,007   $   485,459   $   404,185
                                                     ===========   ===========   ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                            VALUEMASTER
                                                        ---------------------------------------------------
                                                                      OCC ACCUMULATION TRUST
                                                        ---------------------------------------------------
                                                          US GOVERNMENT INCOME
                                                              SUBACCOUNT**            EQUITY SUBACCOUNT
                                                        ------------------------   ------------------------
                                                           1999         1998          1999         1998
                                                        ----------   -----------   ----------   -----------
From operations:
  Net investment income (loss)........................  $   30,198   $    55,137   $  109,772   $   130,385
  Net realized gain (loss) on investments.............     (16,280)       60,866      773,134       527,393
  Net change in unrealized appreciation (depreciation)
    of investments....................................     (39,941)      (42,129)    (815,026)     (370,869)
                                                        ----------   -----------   ----------   -----------
Net increase (decrease) in net assets resulting from
  operations..........................................     (26,023)       73,874       67,880       286,909
                                                        ----------   -----------   ----------   -----------
From unit transactions:
  Net proceeds from the issuance of units.............     199,355     1,261,119      606,029       181,362
  Net asset value of units redeemed or used to meet
    contract obligations..............................    (401,861)   (1,645,115)  (1,481,168)   (1,024,747)
                                                        ----------   -----------   ----------   -----------
Net decrease from unit transactions...................    (202,506)     (383,996)    (875,139)     (843,385)
                                                        ----------   -----------   ----------   -----------
Net decrease in net assets............................    (228,529)     (310,122)    (807,259)     (556,476)
Net assets beginning of year..........................     976,393     1,286,515    2,493,448     3,049,924
                                                        ----------   -----------   ----------   -----------
Net assets end of year*...............................  $  747,864   $   976,393   $1,686,189   $ 2,493,448
                                                        ==========   ===========   ==========   ===========
Unit transactions:
Units outstanding beginning of year...................      53,421        75,192       55,058        74,411
Units issued during the year..........................      11,079        70,341       13,204         3,895
Units redeemed during the year........................     (22,394)      (92,112)     (31,495)      (23,248)
                                                        ----------   -----------   ----------   -----------
Units outstanding end of year.........................      42,106        53,421       36,767        55,058
                                                        ==========   ===========   ==========   ===========

---------------
 * Includes undistributed net investment income of:     $1,384,526   $   408,838   $  336,754   $   226,982
                                                        ==========   ===========   ==========   ===========
** Formerly Bond subaccount

                                                                              VALUEMASTER
                                                        -------------------------------------------------------
                                                                        OCC ACCUMULATION TRUST
                                                        -------------------------------------------------------

                                                          SMALL CAP SUBACCOUNT          MANAGED SUBACCOUNT
                                                        -------------------------   ---------------------------
                                                           1999          1998           1999           1998
                                                        -----------   -----------   ------------   ------------
From operations:
  Net investment income (loss)........................  $   (14,155)  $   120,856   $  1,368,116   $  1,220,397
  Net realized gain (loss) on investments.............      155,055       460,748      7,422,893      8,304,096
  Net change in unrealized appreciation (depreciation)
    of investments....................................     (244,817)     (935,652)    (7,399,886)    (6,813,165)
                                                        -----------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from
  operations..........................................     (103,917)     (354,048)     1,391,123      2,711,328
                                                        -----------   -----------   ------------   ------------
From unit transactions:
  Net proceeds from the issuance of units.............      105,807       644,248        416,811      2,807,780
  Net asset value of units redeemed or used to meet
    contract obligations..............................     (792,055)   (1,633,006)   (14,753,151)   (16,067,125)
                                                        -----------   -----------   ------------   ------------
Net decrease from unit transactions...................     (686,248)     (988,758)   (14,336,340)   (13,259,345)
                                                        -----------   -----------   ------------   ------------
Net decrease in net assets............................     (790,165)   (1,342,806)   (12,945,217)   (10,548,017)
Net assets beginning of year..........................    2,745,853     4,088,659     37,060,540     47,608,557
                                                        -----------   -----------   ------------   ------------
Net assets end of year*...............................  $ 1,955,688   $ 2,745,853   $ 24,115,323   $ 37,060,540
                                                        ===========   ===========   ============   ============
Unit transactions:
Units outstanding beginning of year...................       88,120       117,879        685,762        932,054
Units issued during the year..........................        3,562        18,913          7,816         54,133
Units redeemed during the year........................      (26,931)      (48,672)      (263,279)      (300,425)
                                                        -----------   -----------   ------------   ------------
Units outstanding end of year.........................       64,751        88,120        430,299        685,762
                                                        ===========   ===========   ============   ============
---------------
 * Includes undistributed net investment income of:     $   278,077   $   292,232   $  3,990,006   $  2,621,890
                                                        ===========   ===========   ============   ============
** Formerly Bond subaccount


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                        MONYMASTER
                                               -------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                               -------------------------------------------------------------
                                                                                    SMALL COMPANY VALUE
                                                     EQUITY SUBACCOUNT                 SUBACCOUNT**
                                               -----------------------------   -----------------------------
                                                   1999            1998            1999            1998
                                               -------------   -------------   -------------   -------------
From operations:
 Net investment income.......................  $  33,706,966   $  17,035,596   $  19,543,469   $  17,214,203
 Net realized gain (loss) on investments.....     39,802,012      60,301,202      30,282,041      49,018,291
 Net change in unrealized appreciation
   (depreciation) of investments.............    (17,505,186)    (43,212,812)     17,822,716     (45,383,177)
                                               -------------   -------------   -------------   -------------
Net increase in net assets resulting from
 operations..................................     56,003,792      34,123,986      67,648,226      20,849,317
                                               -------------   -------------   -------------   -------------
From unit transactions:
 Net proceeds from the issuance of units.....     84,192,658     208,152,834      73,161,442     143,928,984
 Net asset value of units redeemed or used to
   meet contract obligations.................   (232,468,208)   (163,245,612)   (166,467,855)   (138,895,329)
                                               -------------   -------------   -------------   -------------
Net increase (decrease) from unit
 transactions................................   (148,275,550)     44,907,222     (93,306,413)      5,033,655
                                               -------------   -------------   -------------   -------------
Net increase (decrease) in net assets........    (92,271,758)     79,031,208     (25,658,187)     25,882,972
Net assets beginning of year.................    520,330,406     441,299,198     343,222,741     317,339,769
                                               -------------   -------------   -------------   -------------
Net assets end of year*......................  $ 428,058,648   $ 520,330,406   $ 317,564,554   $ 343,222,741
                                               =============   =============   =============   =============
Unit transactions:
Units outstanding beginning of year..........     11,629,793      10,706,757       8,392,405       8,401,211
Units issued during the year.................      1,853,219       4,840,471       1,644,304       3,677,232
Units redeemed during the year...............     (5,104,838)     (3,917,435)     (3,698,503)     (3,686,038)
                                               -------------   -------------   -------------   -------------
Units outstanding end of year................      8,378,174      11,629,793       6,338,206       8,392,405
                                               =============   =============   =============   =============

---------------
 * Includes undistributed net investment
   income of:                                  $  70,084,287   $  36,377,321   $  76,001,551   $  56,458,082
** Formerly Small Cap Subaccount
                                               =============   =============   =============   =============

                                                                        MONYMASTER
                                               -------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                               -------------------------------------------------------------
                                                                                    INTERNATIONAL GROWTH
                                                     MANAGED SUBACCOUNT                  SUBACCOUNT
                                               -------------------------------   ---------------------------
                                                    1999             1998            1999           1998
                                               --------------   --------------   ------------   ------------
From operations:
 Net investment income.......................  $  316,307,034   $  155,340,057   $  1,120,330   $  2,664,002
 Net realized gain (loss) on investments.....     172,825,057      334,350,165      5,948,548      3,212,062
 Net change in unrealized appreciation
   (depreciation) of investments.............    (339,034,818)    (358,930,321)    17,836,014      1,983,502
                                               --------------   --------------   ------------   ------------
Net increase in net assets resulting from
 operations..................................     150,097,273      130,759,901     24,904,892      7,859,566
                                               --------------   --------------   ------------   ------------
From unit transactions:
 Net proceeds from the issuance of units.....     175,383,802      669,500,974     33,822,209     24,902,914
 Net asset value of units redeemed or used to
   meet contract obligations.................    (932,478,561)    (775,855,076)   (48,335,830)   (24,998,725)
                                               --------------   --------------   ------------   ------------
Net increase (decrease) from unit
 transactions................................    (757,094,759)    (106,354,102)   (14,513,621)       (95,811)
                                               --------------   --------------   ------------   ------------
Net increase (decrease) in net assets........    (606,997,486)      24,405,799     10,391,271      7,763,755
Net assets beginning of year.................   2,337,327,351    2,312,921,552     72,940,289     65,176,534
                                               --------------   --------------   ------------   ------------
Net assets end of year*......................  $1,730,329,865   $2,337,327,351   $ 83,331,560   $ 72,940,289
                                               ==============   ==============   ============   ============
Unit transactions:
Units outstanding beginning of year..........      41,556,499       43,843,754      4,954,694      5,021,078
Units issued during the year.................       3,038,862       12,310,620      2,110,074      1,790,119
Units redeemed during the year...............     (16,077,061)     (14,597,875)    (3,033,205)    (1,856,503)
                                               --------------   --------------   ------------   ------------
Units outstanding end of year................      28,518,300       41,556,499      4,031,563      4,954,694
                                               ==============   ==============   ============   ============
---------------
 * Includes undistributed net investment
   income of:                                  $  635,530,723   $  319,223,689   $  5,412,573   $  4,292,243
** Formerly Small Cap Subaccount
                                               ==============   ==============   ============   ============

                                                       MONYMASTER
                                               ---------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                               ---------------------------
                                                     HIGH YIELD BOND
                                                       SUBACCOUNT
                                               ---------------------------
                                                   1999           1998
                                               ------------   ------------
From operations:
 Net investment income.......................  $  6,568,386   $  6,340,249
 Net realized gain (loss) on investments.....    (3,941,526)       686,650
 Net change in unrealized appreciation
   (depreciation) of investments.............      (821,866)    (5,646,150)
                                               ------------   ------------
Net increase in net assets resulting from
 operations..................................     1,804,994      1,380,749
                                               ------------   ------------
From unit transactions:
 Net proceeds from the issuance of units.....    12,468,897     44,173,041
 Net asset value of units redeemed or used to
   meet contract obligations.................   (43,104,802)   (17,825,323)
                                               ------------   ------------
Net increase (decrease) from unit
 transactions................................   (30,635,905)    26,347,718
                                               ------------   ------------
Net increase (decrease) in net assets........   (28,830,911)    27,728,467
Net assets beginning of year.................    86,600,128     58,871,661
                                               ------------   ------------
Net assets end of year*......................  $ 57,769,217   $ 86,600,128
                                               ============   ============
Unit transactions:
Units outstanding beginning of year..........     5,868,866      4,081,656
Units issued during the year.................       832,940      3,012,678
Units redeemed during the year...............    (2,885,309)    (1,225,468)
                                               ------------   ------------
Units outstanding end of year................     3,816,497      5,868,866
                                               ============   ============
---------------
 * Includes undistributed net investment
   income of:                                  $ 18,488,495   $ 11,920,109
** Formerly Small Cap Subaccount
                                               ============   ============


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the MONYMaster and the ValueMaster insurance policies is presented here.

     There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operation from 1988 to 1994 and the subaccounts of ValueMaster commenced operation in 1994. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     On December 21, 1998, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Money Market Portfolio and using the redemption proceeds to purchase shares of the MONY Series Fund, Inc. Money Market Portfolio. The substitution was effected through a redemption of assets in kind for the Variable Account and OCC.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 1999, the amounts deducted for all MONYMaster subaccounts was $2,443,708 and for ValueMaster subaccounts was $14,650.

     MONY America receives from the Variable Account, the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 1999 were as follows:

                                                    COST OF SHARES    PROCEEDS FROM SHARES
MONYMASTER SUBACCOUNTS                                 ACQUIRED             REDEEMED
----------------------                              ---------------   --------------------
MONY Series Fund, Inc.

Equity Growth Portfolio...........................   $    501,047         $  1,295,532
Equity Income Portfolio...........................        193,682              533,866
Intermediate Term Bond Portfolio..................      7,395,183           20,090,523
Long Term Bond Portfolio..........................     16,342,222           54,464,533
Diversified Portfolio.............................        219,459              721,880
Money Market Portfolio............................    281,074,963          391,512,951
Government Securities Portfolio...................     13,981,294           27,204,378

Enterprise Accumulation Trust

Equity Portfolio..................................     88,423,312          242,530,461
Small Company Value Portfolio.....................     78,469,353          175,849,672
Managed Portfolio.................................    192,719,069          975,222,463
International Growth Portfolio....................     34,992,837           50,354,217
High Yield Bond Portfolio.........................     13,519,629           45,109,436

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)


                                                    COST OF SHARES    PROCEEDS FROM SHARES
VALUEMASTER SUBACCOUNTS                                ACQUIRED             REDEEMED
-----------------------                             ---------------   --------------------
OCC Accumulation Trust

US Government Bond Portfolio......................   $    199,383         $    412,218
Equity Portfolio..................................        606,879            1,509,933
Small Cap Portfolio...............................        109,504              825,295
Managed Portfolio.................................        639,401           15,364,188

MONY Series Fund, Inc.

Money Market Portfolio............................      1,393,075            2,096,307

     Registrant hereby incorporates herein by reference the Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (Registration No. 33-20453).


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in this Registration
Statement:

          (1) With respect to MONY America Variable Account A:

             (a) Report of Independent Accountants;


             (b) Statements of assets and liabilities as of December 31, 1999;



             (c) Statements of operations for the year ended December 31, 1999;



             (d) Statements of changes in net assets for the years ended December 31, 1999 and 1998;


             (e) Notes to financial statements.

          (2) With respect to MONY Life Insurance Company of America:

             (a) Report of Independent Accountants.


             (b) Balance sheets as of December 31, 1999 and 1998.



             (c) Statements of income and comprehensive income for the years ended December 31, 1999, 1998, and 1997.



             (d) Statements of changes in shareholder's equity for the years ended December 31, 1999, 1998, and 1997.



             (e) Statements of cash flows for the years ended December 31, 1999, 1998, and 1997;


             (f) Notes to financial statements.

     (b) EXHIBITS

          (1) Resolutions of Board of Directors of MONY Life Insurance Company of America ("Company") authorizing the establishment of MONY America Variable Account A ("Variable Account"), adopted March 27, 1987, filed as
     Exhibit 1 of Registration Statement Nos. 33-14362 and 811-5166, dated May 18, 1987, is incorporated herein by reference.

          (2) Not applicable.

          (3)(a) Distribution Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc., filed as
     Exhibit 3(a) of Post-Effective Amendment No. 3, dated February 28, 1991, to Registration Statement No. 33-20453, is incorporated herein by reference.

          (b) Specimen Agreement with Registered Representatives, filed as
     Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement Nos. 33-37722 and 811-6216, is incorporated herein by reference.

          (c) Specimen Agreement (Career Contract) between the Company and selling agents (with Commission Schedule), filed as Exhibit 3(c) of Pre-Effective Amendment No. 1, dated October 26, 1987, to Registration Statement Nos. 33-14362 and 811-5166, is incorporated herein by reference.

          (4) Proposed forms of Flexible Payment Variable Annuity Contracts, filed as Exhibit 4 of Registration Statement No. 33-20453, is incorporated herein by reference.

          (5) Proposed form of Application for Flexible Payment Variable Annuity Contract, filed as Exhibit 4 of Registration Statement No. 33-20453, is incorporated herein by reference.

          (6) Articles of Incorporation and By-Laws of the Company, filed as Exhibits 6(a) and 6(b), respectively, of Registration Statement No. 33-13183, dated April 6, 1987, is incorporated herein by reference.

          (7) Not applicable.

          (8) Not applicable.

          (9) Opinion and Consent of Willard G. Eldred, Esq., as to the legality of the securities being registered, filed as Exhibit 9 of Pre-Effective Amendment No. 1, dated July 13, 1988, to Registration Statement No. 33-20453, is incorporated herein by reference.

          (10) Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY America Variable Account A and MONY Life Insurance Company of America filed herewith as Exhibit 10.

          (11) Not applicable.

          (12) Not applicable.

          (13) Calculation of Performance Data.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


                    NAME                            POSITION AND OFFICES WITH DEPOSITOR
                    ----                       ---------------------------------------------
Michael I. Roth..............................  Director, Chairman and Chief Executive
                                               Officer
Samuel J. Foti...............................  Director, President and Chief Operating
                                               Officer
Richard E. Connors...........................  Director
Sam Chiodo...................................  Vice President
Larry Cohen..................................  Assistant Treasurer
Richard Daddario.............................  Director, Vice President, and Controller
Philip Eisenberg.............................  Director, Vice President and Actuary
Margaret G. Gale.............................  Director and Vice President
William D. Goodwin...........................  Vice President
Stephen J. Hall..............................  Director
Charles P. Leone.............................  Director, Vice President and Chief Compliance
                                               Officer
Kenneth M. Levine............................  Director and Executive Vice President
Evelyn L. Peos...............................  Vice President
Jacob Poleyeff...............................  Vice President -- Agency Operations
Michael Slipowitz............................  Vice President
David S. Waldman.............................  Secretary
David V. Weigel..............................  Treasurer


     The business address for all officers and directors of MONY America is 1740 Broadway, New York, New York 10019.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

     The following is a diagram showing all corporations directly or indirectly controlled by or under common control with MONY Life Insurance Company of America, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of MONY that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of MONY.

                             [MONY ORGANIZATIONAL CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS:


     As of December 31, 1999 MONY America Variable Account A had 82,805 owners of Contracts.


ITEM 28.  INDEMNIFICATION

     The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

     SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

     SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS


     (a) MONY Securities Corporation ("MSC") is the principal underwriter of the Registrant and the Fund. MONY Life Insurance Company ("MONY") also acts as sub-investment adviser to the Fund through a services agreement.


     (b) The names, titles, and principal business addresses of the officers of MONY and MSC are listed on Schedules A and D of the respective Forms ADV for MONY (Registration No. 801-13564), as filed with the Commission on December 20, 1977 and as amended, and on Schedule A of Form BD for MSC (Registration No. 8-15289) as filed with the Commission on November 23, 1969 and as amended and on the individual officer's Form U-4, the texts of which are hereby incorporated by reference.

     (c) The following table sets forth commissions and other compensation received by each principal underwriter, directly or indirectly, from MONY America Variable Account A during fiscal year 1999:



                                              NET
                                         UNDERWRITING
                                         DISCOUNTS AND    COMPENSATION      BROKERAGE        OTHER
                NAME OF                   COMMISSIONS     ON REDEMPTION    COMMISSIONS    COMPENSATION
               PRINCIPAL                 -------------    -------------    -----------    ------------
              UNDERWRITER                    1999             1999            1999            1999
              -----------                    ----             ----            ----            ----
MONY Securities Corporation............        0                0               0              0


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONY America Variable Account A, has duly caused this Post-Effective Amendment No. 24 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and the State of New York, on this 29th day of February, 2000 and Registrant hereby certifies that the requirements of Rule 485(a) have been met.


                                          MONY America Variable Account A
                                          (Registrant)

                                          MONY Life Insurance Company of America
                                          (Depositor)

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                               Michael I. Roth, Director
                                               Chairman and Chief Executive
                                                Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                       SIGNATURE                                                            DATE
                       ---------                                                            ----
                  /s/ MICHAEL I. ROTH                                                 February 29, 2000
--------------------------------------------------------
                    Michael I. Roth
       Director, Chairman of the Board, and Chief
                   Executive Officer

                   /s/ SAMUEL J. FOTI                                                 February 29, 2000
--------------------------------------------------------
                     Samuel J. Foti
             Director, President, and Chief
                   Operating Officer

                  /s/ RICHARD DADDARIO                                                February 29, 2000
--------------------------------------------------------
                    Richard Daddario
        Director, Vice President, and Controller
     (Principal, Financial, and Accounting Officer)

                  /s/ CHARLES P. LEONE                                                February 29, 2000
--------------------------------------------------------
                    Charles P. Leone
          Director, Vice President, and Chief
                   Compliance Officer

                 /s/ KENNETH M. LEVINE                                                February 29, 2000
--------------------------------------------------------
                   Kenneth M. Levine
         Director and Executive Vice President

                       SIGNATURE                                                            DATE
                       ---------                                                            ----
                  /s/ MARGARET G. GALE                                                February 29, 2000
--------------------------------------------------------
                    Margaret G. Gale
              Director and Vice President

                 /s/ RICHARD E. CONNORS                                               February 29, 2000
--------------------------------------------------------
                   Richard E. Connors
                        Director

                  /s/ STEPHEN J. HALL                                                 February 29, 2000
--------------------------------------------------------
                    Stephen J. Hall
                        Director

                                 EXHIBIT INDEX


EXHIBIT NO.                           DESCRIPTION
-----------                           -----------
              Consent of PricewaterhouseCoopers LLP, Independent
 (10)         Accountants